Schedule of Investments (unaudited) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Ajax Mortgage Loan Trust, Series 2017-D, Class B, 0.00%, 12/25/57(a)(b)(c)	USD	31	$13
ALM 2020 Ltd., Series 2020-1A, Class D, (3 mo. LIBOR US + 6.00%), 6.24%, 10/15/29(b)(c)		287	284,881
AMMC CLO 19 Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 7.00%), 7.24%, 10/15/28(b)(c)		1,000	1,000,733
Anchorage Capital CLO Ltd.(b)(c)
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 5.64%, 01/15/30		860	847,381
Series 2015-7A, Class D1R2, (3 mo. LIBOR US + 3.50%), 3.78%, 01/28/31		250	250,077
Argent Securities Trust, Series 2006-W5, Class A1A, (1 mo. LIBOR US + 0.30%), 0.41%, 06/25/36(b)		4,591	3,592,627
Assurant CLO Ltd., Series 2019-5A, Class E, (3 mo. LIBOR US + 7.34%), 7.58%, 01/15/33(b)(c)		250	250,239
Bain Capital Credit CLO Ltd., Series 2020-2A, Class DR, (3 mo. LIBOR US + 3.30%), 3.55%, 07/19/34(b)(c)		250	250,133
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, (1 mo. LIBOR US + 0.14%), 0.25%, 11/25/36(b)		1,420	1,402,129
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class CR, (3 mo. LIBOR US + 2.05%), 2.29%, 07/15/34(b)(c)		250	248,121
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.89%, 01/17/28(b)(c)		250	249,893
Carrington Mortgage Loan Trust(b)
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.12%), 0.23%, 10/25/36		3,301	3,057,731
Series 2006-FRE2, Class A5, (1 mo. LIBOR US + 0.08%), 0.19%, 03/25/35		6,800	6,277,683
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.69%, 07/20/32(b)(c)		500	490,445
C-BASS Trust, Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.16%), 0.27%, 10/25/36(b)		4,887	4,077,499
CIFC Funding Ltd., Series 2020-1A, Class DR, (3 mo. LIBOR US + 3.10%), 3.34%, 07/15/36(b)(c)		500	494,216
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 5.78%, 10/25/36		370	310,369
Clear Creek CLO, Series 2015-1A, Class DR, (3 mo. LIBOR US + 2.95%), 3.20%, 10/20/30(b)(c)		250	247,625
Countrywide Asset-Backed Certificates, Series 2006- 26, Class 1A, (1 mo. LIBOR US + 0.14%), 0.25%, 06/25/37(b)		607	578,897
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. LIBOR US + 0.14%), 0.24%, 01/15/37(b)		588	563,118
Elevation CLO Ltd., 7.52%, 04/20/32(b)(c)		250	246,652
Fremont Home Loan Trust(b)
Series 2006-A, Class 2A3, (1 mo. LIBOR US + 0.32%), 0.43%, 05/25/36		4,480	3,342,303
Series 2006-D, Class 2A3, (1 mo. LIBOR US + 0.15%), 0.26%, 11/25/36		6,666	3,175,168
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, (3 mo. LIBOR US + 5.25%), 5.50%, 04/20/31(b)(c)		500	488,017
Generate CLO 2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 5.91%, 01/22/31(b)(c)		250	244,201

Security		Par (000)		Value

Asset-Backed Securities (continued)
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 6.69%, 04/15/33(b)(c)	USD	500		$498,829
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, (1 mo. LIBOR US + 0.17%), 0.28%, 04/25/37(b)		3,818		3,103,446
HPS Loan Management Ltd., Series 8A-2016, Class ER, (3 mo. LIBOR US + 5.50%), 5.75%, 07/20/30(b)(c)		1,000		946,538
Kayne CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 7.78%, 01/20/33(b)(c)		500		500,769
Long Beach Mortgage Loan Trust(b)
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.27%, 11/25/36		10,017		4,185,989
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.16%), 0.27%, 08/25/36		5,390		2,786,491
Madison Park Funding X Ltd.(b)(c)
Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 3.50%, 01/20/29		750		750,049
Series 2012-10A, Class ER2, (3 mo. LIBOR US + 6.40%), 6.65%, 01/20/29		1,500		1,499,339
Madison Park Funding XXIX Ltd., Series 2018-29A, Class E, (3 mo. LIBOR US + 5.70%), 5.94%, 10/18/30(b)(c)		500		491,728
Mastr Asset-Backed Securities Trust, Series 2006- HE2, Class A3, (1 mo. LIBOR US + 0.30%), 0.41%, 06/25/36(b)		7,844		3,997,280
Neuberger Berman CLO Ltd., Series 2015-20A, (3 mo. LIBOR US + 6.50%), 6.74%, 07/15/34(b)(c)		710		704,923
Neuberger Berman Loan Advisers CLO 37 Ltd., Series 2020-37A, Class CR, (3 mo. LIBOR US + 1.80%), 2.05%, 07/20/31(b)(c)		400		398,907
Oaktree CLO Ltd., Series 2015-1A, Class DR, (3 mo. LIBOR US + 5.20%), 5.45%, 10/20/27(b)(c)		1,000		998,885
Octagon Investment Partners 31 LLC, Series 2017- 1A, Class E, (3 mo. LIBOR US + 6.30%), 6.55%, 07/20/30(b)(c)		500		495,276
Octagon Investment Partners XXII Ltd., Series 2014- 1A, Class DRR, (3 mo. LIBOR US + 2.75%), 3.01%, 01/22/30(b)(c)		500		495,000
OZLM XXI Ltd., Series 2017-21A, Class D, (3 mo. LIBOR US + 5.54%), 5.79%, 01/20/31(b)(c)		250		234,324
Palmer Square Loan Funding Ltd.(b)(c)
Series 2018-5A, Class D, (3 mo. LIBOR US + 4.25%), 4.50%, 01/20/27		500		499,560
Series 2019-2A, Class B, (3 mo. LIBOR US + 2.25%), 2.50%, 04/20/27		250		250,085
Series 2019-3A, Class B, (3 mo. LIBOR US + 2.10%), 2.26%, 08/20/27		750		750,222
Regional Management Issuance, 3.88%, 10/17/33(a)		1,110		1,083,693
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 09/25/37		3,741		2,114,864
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3 mo. LIBOR US + 2.85%), 3.09%, 10/15/29(b)(c)		500		500,001
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, (1 mo. LIBOR US + 0.40%), 0.51%, 09/25/47(b)		4,278		4,181,627
Scholar Funding Trust, Series 2013-A, Class R, 0.00%, 01/30/45(a)		—	(d)	1,561,989

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.29%, 04/15/33(b)(c)	USD	250	$250,699
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (3 mo. LIBOR US + 2.65%), 2.90%, 10/20/28(b)(c)		1,500	1,503,064
TRESTLES CLO Ltd., Series 2017-1A, Class CR, (3 mo. LIBOR US + 2.90%), 3.16%, 04/25/32(b)(c)		250	246,915
Unique Pub Finance Co. PLC(e)
Series M, 7.40%, 03/28/24	GBP	2,465	3,468,356
Series N, 6.46%, 03/30/32		50	79,483
WaMu Asset-Backed Certificates Trust, Series 2007- HE3, Class 2A3, (1 mo. LIBOR US + 0.24%), 0.35%, 05/25/37(b)	USD	6,525	6,136,446

Total Asset-Backed Securities — 11.8% (Cost: $72,407,824)			76,684,928

		Shares

Common Stocks

Aerospace & Defense — 0.3%
Raytheon Technologies Corp.		25,650	2,313,373

Building Products — 0.2%
Carrier Global Corp.		25,650	1,222,992

Diversified Telecommunication Services — 0.0%
Liberty Global PLC, Class A(f)		247	6,699

Machinery — 0.2%
Otis Worldwide Corp.		12,825	1,095,640

Total Common Stocks — 0.7% (Cost: $2,975,709)			4,638,704

		Par (000)

Corporate Bonds

Aerospace & Defense — 2.6%
Amsted Industries, Inc., 5.63%, 07/01/27(c)	USD	185	189,801
Bombardier, Inc.(c)
7.50%, 12/01/24		263	272,231
7.50%, 03/15/25		44	44,550
7.13%, 06/15/26		817	830,276
7.88%, 04/15/27		698	707,409
6.00%, 02/15/28		580	561,510
7.45%, 05/01/34		100	116,500
BWX Technologies, Inc.(c)
4.13%, 06/30/28		22	21,698
4.13%, 04/15/29		221	217,685
Embraer Netherlands Finance BV, 6.95%, 01/17/28(c)		269	290,856
F-Brasile SpA/F-Brasile US LLC, Series XR, 7.38%, 08/15/26(c)		464	457,532
Howmet Aerospace, Inc., 5.13%, 10/01/24		2	2,090
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(c)(g)		448	461,440
Lockheed Martin Corp., 4.09%, 09/15/52(g)		451	523,224
Raytheon Technologies Corp., 3.75%, 11/01/46(g)		700	730,470
Rolls-Royce PLC, 5.75%, 10/15/27(c)(g)		1,145	1,201,380
Spirit AeroSystems, Inc., 5.50%, 01/15/25(c)		236	241,900

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc.
8.00%, 12/15/25(c)(g)	USD	825	$861,935
6.25%, 03/15/26(c)(g)		6,999	7,226,467
6.38%, 06/15/26		113	114,978
7.50%, 03/15/27		134	139,050
4.63%, 01/15/29		347	329,532
4.88%, 05/01/29		382	366,760
Triumph Group, Inc., 8.88%, 06/01/24(c)		1,055	1,126,212

			17,035,486

Airlines — 1.9%
Air Canada, 3.88%, 08/15/26(c)		401	391,131
American Airlines Pass-Through Trust,
Series 2013-2, Class A, 4.95%, 07/15/24		430	431,652
American Airlines, Inc., 11.75%, 07/15/25(c)		336	406,704
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)
5.50%, 04/20/26		976	999,395
5.75%, 04/20/29		1,118	1,144,669
Avianca Midco 2 Ltd., 9.00%, 12/01/28(c)		304	304,081
Azul Investments LLP
5.88%, 10/26/24(e)		200	183,750
7.25%, 06/15/26(c)		230	207,618
Continental Airlines Pass-Through Trust, Series 2007-1, Class B, 6.90%, 04/19/22		15	15,615
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(c)		175	186,800
Deutsche Lufthansa AG(e)
2.00%, 07/14/24	EUR	100	112,592
3.75%, 02/11/28		100	114,860
3.50%, 07/14/29		100	112,609
Gol Finance SA, 8.00%, 06/30/26(c)	USD	200	184,850
Hawaiian Brand Intellectual Property
Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(c).		317	324,190
International Consolidated Airlines Group SA(e)
2.75%, 03/25/25	EUR	100	111,097
3.75%, 03/25/29		100	110,379
Latam Finance Ltd., 6.88%, 04/11/24(c)(f)(h)	USD	537	503,874
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(c)(g)		860	913,750
United Airlines Pass-Through Trust
Series 2015-1, Class A, 3.70%, 12/01/22(g)		3,570	3,619,385
Series 2020-1, Class A, 5.88%, 10/15/27(g)		614	660,763
Series 2020-1, Class B, 4.88%, 07/15/27		52	53,618
United Airlines, Inc.(c)
4.38%, 04/15/26(g)		588	583,649
4.63%, 04/15/29		659	652,061

			12,329,092

Auto Components — 1.1%
Aptiv PLC, 4.40%, 10/01/46(g)		280	306,300
Clarios Global LP/Clarios US Finance Co.
4.38%, 05/15/26(e)	EUR	101	115,019
6.25%, 05/15/26(c)(g)	USD	1,403	1,450,351
8.50%, 05/15/27(c)(g)		2,982	3,117,920
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(c)		436	445,810
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/29(c)		142	137,207
Faurecia SE, 3.75%, 06/15/28(e)	EUR	100	114,662
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(c)	USD	167	167,083
5.25%, 07/15/31(c)		203	204,399
5.63%, 04/30/33		392	399,522

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Auto Components (continued)
IHO Verwaltungs GmbH, (4.63% PIK), 3.88%, 05/15/27(e)(i)	EUR	100	$114,145
ZF Finance GmbH(e)
3.00%, 09/21/25		100	115,323
2.00%, 05/06/27		100	109,474

			6,797,215
Automobiles — 1.9%
Allison Transmission, Inc.(c) 5.88%, 06/01/29	USD	306	322,347
3.75%, 01/30/31		375	348,427
Asbury Automotive Group, Inc. 4.50%, 03/01/28		168	166,740
4.75%, 03/01/30		164	161,614
5.00%, 02/15/32(c)		201	199,426
Carvana Co.(c)
5.50%, 04/15/27		371	345,549
4.88%, 09/01/29		286	254,223
Constellation Automotive Financing PLC, 4.88%, 07/15/27(e)	GBP	100	125,412
Ford Motor Co.
0.00%, 03/15/26(c)(j)(k)	USD	282	382,559
3.25%, 02/12/32		797	758,218
Ford Motor Credit Co. LLC
5.13%, 06/16/25(g)		397	417,346
3.38%, 11/13/25		200	200,224
4.39%, 01/08/26(g)		1,250	1,287,500
2.70%, 08/10/26		376	364,250
4.27%, 01/09/27		214	220,741
4.13%, 08/17/27		320	327,600
3.82%, 11/02/27		200	199,650
2.90%, 02/16/28		376	357,802
4.00%, 11/13/30(g)		937	941,891
General Motors Co., 6.25%, 10/02/43(g)		2,194	2,802,130
General Motors Financial Co., Inc., 4.25%, 05/15/23(g)		326	336,674
Group 1 Automotive, Inc., 4.00%, 08/15/28(c)		59	56,467
Jaguar Land Rover Automotive PLC, 4.50%, 07/15/28(e)	EUR	100	111,076
Ken Garff Automotive LLC, 4.88%, 09/15/28(c)	USD	156	150,816
LCM Investments Holdings II LLC, 4.88%, 05/01/29(c) .		373	359,247
Lithia Motors, Inc., 3.88%, 06/01/29(c)		167	164,078
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(c)		228	216,600
Penske Automotive Group, Inc.
3.50%, 09/01/25		104	103,351
3.75%, 06/15/29(c)		87	81,891
Renault SA, 2.38%, 05/25/26(e)	EUR	100	112,064
Sonic Automotive, Inc., 4.63%, 11/15/29(c)	USD	76	74,195
TML Holdings Pte Ltd., 4.35%, 06/09/26(e)		200	197,250
Wabash National Corp., 4.50%, 10/15/28(c)		281	272,368

			12,419,726

Banks — 1.4%
American Finance Trust, Inc./American Finance Operating Partner LP, 4.50%, 09/30/28(c)		38	36,860
Banca Monte dei Paschi di Siena SpA, 2.63%, 04/28/25(e)	EUR	100	110,098
Banco Bilbao Vizcaya Argentaria SA, (5 year USD Swap + 3.87%), 6.13%(b)(g)(l)	USD	2,000	2,052,500

Security		Par (000)	Value

Banks (continued)
Banco BPM SpA, (5 year EUR Swap + 3.17%), 2.88%, 06/29/31(b)(e)	EUR	100	$109,396
Banco de Sabadell SA, (5 year EUR Swap + 2.95%), 2.50%, 04/15/31(b)(e)		100	110,050
Banco GNB Sudameris SA, (5 year CMT + 6.66%), 7.50%, 04/16/31(b)(c)	USD	161	158,368
Bangkok Bank PCL(b)
(5 year CMT + 1.90%), 3.73%, 09/25/34(e)		245	244,816
(5 year CMT + 4.73%), 5.00%		205	208,626
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(b)(e)(l)		250	257,500
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25(e)		200	200,522
BBK BSC, 5.50%, 07/09/24(e)		289	297,724
Chong Hing Bank Ltd., (5 year CMT + 3.86%), 5.70%(b)(e)(l)		250	257,703
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(b)(e)(l)	EUR	200	237,879
Emirates NBD Bank PJSC, (6 year USD Swap + 3.66%), 6.13%(b)(e)(l)	USD	250	260,000
First Citizens Bancshares, Inc., 5.80%, 12/31/49(b)(c)		282	292,575
Grupo Aval Ltd., 4.38%, 02/04/30(c)		200	187,038
Intesa Sanpaolo SpA, 5.02%, 06/26/24(c)(g)		2,888	3,006,373
NBK Tier 1 Ltd., (6 Year CMT + 2.88%), 3.63%(b)(c)(l)		356	346,433
Standard Chartered PLC, (5 year USD ICE Swap + 1.97%), 4.87%, 03/15/33(b)(c)(g)		500	528,854
Wells Fargo & Co., (5 year CMT + 3.45%), 3.90%(b)(l)		465	460,559

			9,363,874

Beverages — 1.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(g)		2,160	2,555,496
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(c)(g)(i)		864	873,197
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(c)(g)		1,346	1,282,065
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(c)
4.13%, 08/15/26		510	506,022
4.75%, 07/15/27	GBP	100	130,926
Ball Corp.
5.25%, 07/01/25	USD	44	47,300
2.88%, 08/15/30		46	42,665
3.13%, 09/15/31		529	493,954
Canpack SA/Canpack US LLC, 3.13%, 11/01/25(c)		211	209,978
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		45	52,200
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(c)(g)		1,030	1,028,712
OI European Group BV, 2.88%, 02/15/25(e)	EUR	100	111,581
Silgan Holdings, Inc., 4.13%, 02/01/28	USD	71	71,192
Trivium Packaging Finance BV(c)(g)
5.50%, 08/15/26		1,189	1,198,655
8.50%, 08/15/27		1,924	1,984,413

			10,588,356

Biotechnology — 0.2%
Cidron Aida Finco Sarl, 5.00%, 04/01/28(e)	EUR	100	108,456
Gilead Sciences, Inc., 4.75%, 03/01/46(g)	USD	700	838,980

			947,436

3

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Materials(c) — 0.7%
Cornerstone Building Brands, Inc., 6.13%, 01/15/29(g)	USD	653	$674,386
CP Atlas Buyer, Inc., 7.00%, 12/01/28		453	430,948
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25		437	457,758
Jeld-Wen, Inc., 6.25%, 05/15/25		189	195,143
Masonite International Corp.
3.50%, 02/15/30		273	257,717
Class C, 5.38%, 02/01/28		161	165,368
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28		103	103,000
9.75%, 07/15/28		48	50,520
Patrick Industries, Inc., 4.75%, 05/01/29		81	78,165
SRM Escrow Issuer LLC, 6.00%, 11/01/28		620	636,616
Standard Industries, Inc.
5.00%, 02/15/27		48	48,360
4.75%, 01/15/28		68	67,065
4.38%, 07/15/30(g)		952	909,160
3.38%, 01/15/31(g)		296	270,810
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29		227	231,681
Victors Merger Corp., 6.38%, 05/15/29		202	185,268

			4,761,965

Building Products — 0.7%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(c).		310	312,223
Beacon Roofing Supply, Inc., 4.13%, 05/15/29(c)		128	122,201
Foundation Building Materials, Inc., 6.00%, 03/01/29(c)(g)		247	238,402
GYP Holdings III Corp., 4.63%, 05/01/29(c)		300	291,375
LBM Acquisition LLC, 6.25%, 01/15/29(c)		617	588,029
Lowe’s Cos., Inc., 4.65%, 04/15/42(g)		400	457,966
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26(c)		329	338,123
SRS Distribution, Inc.(c)
4.63%, 07/01/28		556	537,410
6.13%, 07/01/29		441	432,180
6.00%, 12/01/29		510	495,368
White Cap Buyer LLC, 6.88%, 10/15/28(c)(g)		540	554,051
White Cap Parent LLC, (8.25% PIK), 8.25%, 03/15/26(c)(i)		268	272,020

			4,639,348

Capital Markets — 0.8%
Charles Schwab Corp., Series H, (10 year CMT + 3.08%), 4.00%(b)(l)		1,060	1,038,556
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(c)		273	269,462
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		498	511,944
5.25%, 05/15/27(g)		723	728,206
4.38%, 02/01/29		261	248,092
Intercorp Peru Ltd., 3.88%, 08/15/29(c)		270	260,263
NFP Corp.(c)
4.88%, 08/15/28		554	541,230
6.88%, 08/15/28(g)		1,132	1,076,815
Raymond James Financial, Inc., 4.95%, 07/15/46(g)		400	480,621
XP, Inc., 3.25%, 07/01/26(c)		335	315,528

			5,470,717

Chemicals — 1.9%
Alpek SAB de CV, 3.25%, 02/25/31(c)		285	273,119
Ashland LLC, 3.38%, 09/01/31(c)		448	423,360

Security		Par (000)	Value

Chemicals (continued)
Axalta Coating Systems LLC, 3.38%, 02/15/29(c)	USD	445	$409,956
Braskem Idesa SAPI, 6.99%, 02/20/32(c)		305	301,188
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(b)(c)		337	385,191
Chemours Co., 4.00%, 05/15/26	EUR	200	224,112
Diamond (BC) B.V., 4.63%, 10/01/29(c)	USD	336	315,013
Element Solutions, Inc., 3.88%, 09/01/28(c)		1,693	1,625,280
Equate Petrochemical BV, 2.63%, 04/28/28(c)		200	194,750
EverArc Escrow Sarl, 5.00%, 10/30/29(c)		703	671,731
GCP Applied Technologies, Inc., 5.50%, 04/15/26(c)		199	203,229
HB Fuller Co., 4.25%, 10/15/28		125	124,094
Herens Holdco Sarl, 4.75%, 05/15/28(c)		471	449,716
Herens Midco Sarl, 5.25%, 05/15/29(e)	EUR	100	101,534
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)	USD	465	490,575
Ingevity Corp., 3.88%, 11/01/28(c)		105	99,404
Kobe US Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(c)(i)		294	299,145
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(c)		144	141,120
Lune Holdings Sarl, 5.63%, 11/15/28(e)	EUR	100	107,570
Minerals Technologies, Inc., 5.00%, 07/01/28(c)	USD	218	220,575
Monitchem HoldCo 3 SA, 5.25%, 03/15/25(e)	EUR	100	113,528
Nobian Finance BV, 3.63%, 07/15/26(e)		100	107,365
NOVA Chemicals Corp., 4.88%, 06/01/24(c)	USD	80	81,600
Sasol Financing USA LLC
6.50%, 09/27/28		290	306,675
5.50%, 03/18/31		320	312,800
SCIH Salt Holdings, Inc., 6.63%, 05/01/29(c)(g)		187	174,723
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/26(c)		305	305,763
Scotts Miracle-Gro Co.
4.00%, 04/01/31		334	318,970
4.38%, 02/01/32		34	33,029
Sherwin-Williams Co., 4.50%, 06/01/47(g)		310	358,173
SPCM SA, 3.13%, 03/15/27(c)		200	191,000
Vedanta Resources Finance II PLC, 9.25%, 04/23/26(e)		282	251,685
WESCO Distribution, Inc.(c)
7.13%, 06/15/25		830	869,176
7.25%, 06/15/28		547	586,657
WR Grace Holdings LLC(c)
5.63%, 10/01/24(g)		300	310,500
5.63%, 08/15/29		1,241	1,197,565

			12,579,871

Commercial Services & Supplies — 0.8%
ADT Security Corp., 4.13%, 06/15/23		16	16,220
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(c)		222	221,445
APX Group, Inc., 5.75%, 07/15/29(c)		342	321,682
ASGN, Inc., 4.63%, 05/15/28(c)		120	119,880
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 03/01/29(c)		135	135,281
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(e)	EUR	100	107,399
EC Finance PLC, 3.00%, 10/15/26(e)		200	226,038
Fortress Transportation & Infrastructure Investors LLC(c)
6.50%, 10/01/25	USD	97	99,641
5.50%, 05/01/28		396	383,229

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Herc Holdings, Inc., 5.50%, 07/15/27(c)	USD	369	$379,690
Hertz Corp.(c)
4.63%, 12/01/26		161	156,202
5.00%, 12/01/29		256	246,502
Metis Merger Sub LLC, 6.50%, 05/15/29(c)		273	261,348
NESCO Holdings II, Inc., 5.50%, 04/15/29(c)		305	301,950
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(c)		284	286,840
Prime Security Services Borrower LLC/Prime Finance, Inc.(c)
5.25%, 04/15/24		178	183,518
5.75%, 04/15/26(g)		416	431,143
3.38%, 08/31/27		74	68,838
Ritchie Bros Auctioneers, Inc., 5.38%, 01/15/25(c)(g)		157	159,591
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(c)		690	698,625
United Rentals North America, Inc.
5.50%, 05/15/27		345	356,842
5.25%, 01/15/30		170	178,500
Verisure Holding AB, 3.25%, 02/15/27(e)	EUR	100	108,834

			5,449,238

Communications Equipment — 0.6%
Avaya, Inc., 6.13%, 09/15/28(c)(g)	USD	651	665,648
Ciena Corp., 4.00%, 01/31/30(c)		133	131,670
CommScope, Inc.(c)
6.00%, 03/01/26		103	104,312
8.25%, 03/01/27		646	632,033
7.13%, 07/01/28		391	364,608
4.75%, 09/01/29		598	572,842
Nokia OYJ, 4.38%, 06/12/27(g)		177	183,195
ViaSat, Inc.(c)
5.63%, 04/15/27(g)		205	208,608
6.50%, 07/15/28		832	823,680
Viavi Solutions, Inc., 3.75%, 10/01/29(c)		373	361,810

			4,048,406

Construction Materials(c) — 0.3%
American Builders & Contractors Supply Co., Inc.
4.00%, 01/15/28(g)		444	434,587
3.88%, 11/15/29		60	56,386
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		139	139,000
H&E Equipment Services, Inc., 3.88%, 12/15/28		76	72,158
IAA, Inc., 5.50%, 06/15/27		443	454,633
Thor Industries, Inc., 4.00%, 10/15/29		215	204,788
Williams Scotsman International, Inc., 4.63%, 08/15/28		316	318,765
Winnebago Industries, Inc., 6.25%, 07/15/28		176	187,218

			1,867,535

Consumer Discretionary — 1.5%
APi Escrow Corp., 4.75%, 10/15/29(c)		128	125,760
APi Group DE, Inc., 4.13%, 07/15/29(c)		168	161,700
Carnival Corp.
10.13%, 02/01/26(e)	EUR	100	124,773
10.50%, 02/01/26(c)(g)	USD	846	950,058
5.75%, 03/01/27(c)(g)		1,000	959,200
9.88%, 08/01/27(c)		488	547,170
4.00%, 08/01/28(c)		1,304	1,240,469
6.00%, 05/01/29(c)		694	667,628
CoreLogic, Inc., 4.50%, 05/01/28(c)		627	600,352

Security		Par (000)	Value

Consumer Discretionary (continued)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/26(c)	USD	114	$113,573
Life Time, Inc.(c)
5.75%, 01/15/26		329	330,316
8.00%, 04/15/26		223	228,017
Lindblad Expeditions LLC, 6.75%, 02/15/27(c)(m)		224	225,801
NCL Corp. Ltd., 5.88%, 03/15/26(c)		348	331,470
NCL Finance Ltd., 6.13%, 03/15/28(c)		693	655,370
Nielsen Finance LLC/Nielsen Finance Co.(c)
5.63%, 10/01/28		633	631,987
5.88%, 10/01/30		242	242,443
Royal Caribbean Cruises Ltd.(c)
10.88%, 06/01/23		114	122,060
9.13%, 06/15/23		195	205,433
11.50%, 06/01/25		154	170,437
5.50%, 08/31/26		145	141,375
5.38%, 07/15/27		403	389,459
5.50%, 04/01/28(g)		496	481,264
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(c)		233	227,757

			9,873,872

Consumer Finance — 1.4%
American Express Co., (5 year CMT + 2.85%), 3.55%(b)(l)		940	900,050
Block, Inc., 3.50%, 06/01/31(c)(g)		801	762,952
HealthEquity, Inc., 4.50%, 10/01/29(c)		514	502,435
Iron Mountain UK PLC, 3.88%, 11/15/25(e)	GBP	100	134,313
MoneyGram International, Inc., 5.38%, 08/01/26(c)	USD	135	139,038
MPH Acquisition Holdings LLC, 5.50%, 09/01/28(c)		415	398,504
Muthoot Finance Ltd.
6.13%, 10/31/22(c)		281	283,687
4.40%, 09/02/23(e)		200	200,000
Navient Corp.
7.25%, 09/25/23(g)		91	95,778
6.13%, 03/25/24		105	109,357
5.88%, 10/25/24		76	78,839
5.50%, 03/15/29		347	338,603
OneMain Finance Corp.
6.88%, 03/15/25		263	285,355
7.13%, 03/15/26		295	324,304
3.50%, 01/15/27		389	369,464
6.63%, 01/15/28		262	281,219
5.38%, 11/15/29		39	39,599
Sabre GLBL, Inc.(c)
9.25%, 04/15/25		311	349,272
7.38%, 09/01/25		336	344,400
Shift4 Payments Inc., 0.00%, 12/15/25(c)(j)(k)		446	447,715
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(c)		451	457,855
SLM Corp., 3.13%, 11/02/26		221	212,712
Verscend Escrow Corp., 9.75%, 08/15/26(c)(g)		1,936	2,033,168

			9,088,619

Containers & Packaging — 0.3%
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		513	529,031
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		258	263,235
Graphic Packaging International LLC(c) 4.75%, 07/15/27		104	109,980

5

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Graphic Packaging International LLC(c) (continued)
3.50%, 03/15/28	USD	22	$21,120
3.50%, 03/01/29		78	74,100
Intertape Polymer Group, Inc., 4.38%, 06/15/29(c)		171	168,862
Klabin Austria GmbH, 3.20%, 01/12/31(c)		315	282,360
LABL, Inc., 5.88%, 11/01/28(c)		332	328,680
Sealed Air Corp.(c)
5.13%, 12/01/24		54	56,970
4.00%, 12/01/27		92	92,230

			1,926,568

Diversified Consumer Services — 1.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(c)
6.63%, 07/15/26		2,705	2,777,670
9.75%, 07/15/27(g)		985	1,039,175
6.00%, 06/01/29(g)		655	620,878
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
3.63%, 06/01/28(e)	EUR	100	105,604
4.63%, 06/01/28(c)(g)	USD	900	864,171
4.63%, 06/01/28(c)		710	671,113
Clarivate Science Holdings Corp.(c)
3.88%, 07/01/28		500	476,975
4.88%, 07/01/29(g)		649	618,173
Garda World Security Corp.(c)
4.63%, 02/15/27		394	384,386
9.50%, 11/01/27(g)		204	214,404
Graham Holdings Co., 5.75%, 06/01/26(c)		135	139,388
Rekeep SpA, 7.25%, 02/01/26(e)	EUR	100	118,492
Service Corp. International
5.13%, 06/01/29	USD	107	112,083
3.38%, 08/15/30		341	318,342
4.00%, 05/15/31		454	439,640
Sotheby’s, 7.38%, 10/15/27(c)		537	557,905

			9,458,399

Diversified Financial Services — 1.9%
Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, 05/01/28(c)		514	491,512
ASG Finance Designated Activity Co., 7.88%, 12/03/24(c)		262	260,035
Barclays PLC, 5.20%, 05/12/26		200	218,716
BNP Paribas SA, (5 year CMT + 3.34%), 4.63%(b)(c)(l)		1,750	1,679,965
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(c)		95	92,597
Central Garden & Pet Co.
4.13%, 10/15/30		186	178,793
4.13%, 04/30/31(c)		249	237,795
Citigroup, Inc.(b)(l) (5 year CMT + 3.42%), 3.88%(g)		2,000	1,947,000
Series W, (5 year CMT + 3.60%), 4.00%		200	197,500
Series Y, (5 year CMT + 3.00%), 4.15%		630	614,704
doValue SpA, 3.38%, 07/31/26(e)	EUR	100	111,839
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(e)	GBP	100	137,559
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(c)(i)	USD	275	256,904
Goldman Sachs Group, Inc., Series R, (5 year CMT + 3.22%), 4.95%(b)(g)(l)		900	925,830
HSBC Holdings PLC
4.38%, 11/23/26(g)		370	394,806
(5 year CMT + 3.25%), 4.70%(b)(g)(l)		465	448,725

Security		Par (000)	Value

Diversified Financial Services (continued)

HSBC Holdings PLC (continued) (5 year CMT + 3.65%), 4.60%(b)(l)	USD	200	$192,626
Intrum AB, 3.00%, 09/15/27(e)	EUR	100	107,570
ION Trading Technologies Sarl, 5.75%, 05/15/28(c)	USD	246	245,611
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(c)		415	410,194
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(c)
4.25%, 02/01/27		408	397,204
4.75%, 06/15/29		174	170,287
Lloyds Banking Group PLC, (5 year CMT + 4.82%), 6.75%(b)(g)(l)		515	565,856
Manappuram Finance Ltd., 5.90%, 01/13/23(e)		200	201,000
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(c)		501	375,750
Shriram Transport Finance Co. Ltd.(e)
5.95%, 10/24/22		320	322,800
5.10%, 07/16/23		200	200,750
Spectrum Brands, Inc.(c)
5.00%, 10/01/29		153	157,973
5.50%, 07/15/30		198	206,415
3.88%, 03/15/31		59	55,460
UBS Group AG, (5 year CMT + 3.31%), 4.38%(b)(c)(l)		210	197,652
VZ Secured Financing BV, 3.50%, 01/15/32(e)	EUR	100	106,143

			12,107,571

Diversified Telecommunication Services — 3.1%
AT&T, Inc.(g)
4.65%, 06/01/44	USD	111	123,346
4.85%, 07/15/45		389	443,518
4.75%, 05/15/46		2,545	2,910,052
Consolidated Communications, Inc., 6.50%, 10/01/28(c)(g)		840	864,948
Level 3 Financing, Inc.
5.38%, 05/01/25		146	148,076
4.63%, 09/15/27(c)		127	126,378
4.25%, 07/01/28(c)(g)		359	342,504
3.63%, 01/15/29(c)		190	172,900
3.75%, 07/15/29(c)		235	214,438
Lumen Technologies, Inc.
5.13%, 12/15/26(c)(g)		479	482,214
4.00%, 02/15/27(c)		546	523,821
4.50%, 01/15/29(c)(g)		664	608,476
5.38%, 06/15/29(c)		582	551,788
Series P, 7.60%, 09/15/39		57	57,000
Series U, 7.65%, 03/15/42		286	287,338
Series W, 6.75%, 12/01/23(g)		620	657,200
Series Y, 7.50%, 04/01/24(g)		715	763,927
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(i)		383	317,890
SoftBank Group Corp.(e)
4.50%, 04/20/25	EUR	100	114,620
2.88%, 01/06/27		100	102,870
Sprint Capital Corp.
6.88%, 11/15/28	USD	1,689	2,009,066
8.75%, 03/15/32(g)		837	1,169,247
Switch Ltd.(c)
3.75%, 09/15/28		399	380,598
4.13%, 06/15/29		788	767,496
Telecom Italia Capital SA 6.38%, 11/15/33		191	196,062

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Telecom Italia Capital SA (continued)
6.00%, 09/30/34(g)	USD	569	$560,465
7.20%, 07/18/36		137	145,832
7.72%, 06/04/38		71	77,003
Telecom Italia SpA
4.00%, 04/11/24(e)	EUR	100	116,974
5.30%, 05/30/24(c)(g)	USD	202	208,481
2.75%, 04/15/25(e)	EUR	100	113,890
1.63%, 01/18/29(e)		200	205,235
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 01/15/30(c)	USD	185	169,275
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 04/15/28(c)		449	435,292
Verizon Communications, Inc., 3.70%, 03/22/61(g)		1,250	1,253,007
Zayo Group Holdings, Inc.(c)
4.00%, 03/01/27		1,123	1,060,348
6.13%, 03/01/28(g)		1,777	1,676,422

			20,357,997

Education — 0.0%
Grand Canyon University, 5.13%, 10/01/28		249	252,949

Electric Utilities — 1.1%
Duke Energy Corp., 4.80%, 12/15/45(g)		1,500	1,738,343
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(c)		309	282,696
Enel Finance International NV, 3.63%, 05/25/27(c)(g)		1,250	1,315,830
FirstEnergy Corp.
2.65%, 03/01/30		383	360,641
Series B, 2.25%, 09/01/30		27	24,804
Series C, 7.38%, 11/15/31		43	55,062
Series C, 3.40%, 03/01/50		1,032	925,445
FirstEnergy Transmission LLC(c)
5.45%, 07/15/44		500	584,453
4.55%, 04/01/49		206	218,295
NextEra Energy Operating Partners LP(c)
4.25%, 07/15/24		205	211,022
4.25%, 09/15/24		11	11,344
NPC Ukrenergo, 6.88%, 11/09/26(c)		205	160,643
Oryx Funding Ltd., 5.80%, 02/03/31(c)		200	206,750
Virginia Electric & Power Co., Series A, 6.00%, 05/15/37(g)		750	990,240

			7,085,568

Electrical Equipment(c) — 0.1%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		490	506,170
GrafTech Finance, Inc., 4.63%, 12/15/28		176	169,986

			676,156

Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc., 4.38%, 11/15/57(g)		1,915	2,125,578
Energizer Holdings, Inc., 4.38%, 03/31/29(c)		24	22,685
Imola Merger Corp., 4.75%, 05/15/29(c)(g)		785	763,781
Vertiv Group Corp., 4.13%, 11/15/28(c)		743	724,061
Xerox Corp., 4.80%, 03/01/35		71	65,959

			3,702,064

Energy Equipment & Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.(c)
6.88%, 04/01/27		202	207,181

Security		Par (000)	Value

Energy Equipment & Services (continued)
Archrock Partners LP/Archrock Partners Finance Corp.(c) (continued)
6.25%, 04/01/28(g)	USD	1,057	$1,061,186
ChampionX Corp., 6.38%, 05/01/26		94	97,055
USA Compression Partners LP/USA Compression Finance Corp.(g)
6.88%, 04/01/26		262	266,030
6.88%, 09/01/27		900	924,210
Vallourec SA, 8.50%, 06/30/26(e)	EUR	32	36,400
Weatherford International Ltd.(c)
6.50%, 09/15/28	USD	17	17,632
8.63%, 04/30/30		266	270,655

			2,880,349

Environmental, Maintenance & Security Service — 0.6%
Clean Harbors, Inc.(c)(g)
4.88%, 07/15/27		297	304,425
5.13%, 07/15/29		205	213,754
Covanta Holding Corp.
4.88%, 12/01/29(c)		196	194,706
5.00%, 09/01/30		179	177,210
GFL Environmental, Inc.(c)
3.75%, 08/01/25		346	346,000
5.13%, 12/15/26		386	398,692
4.00%, 08/01/28		535	498,443
3.50%, 09/01/28		259	243,784
4.75%, 06/15/29		333	323,010
4.38%, 08/15/29		128	122,149
Stericycle, Inc., 3.88%, 01/15/29(c)		210	199,500
Tervita Corp., 11.00%, 12/01/25(c)		147	170,336
Waste Pro USA, Inc., 5.50%, 02/15/26(c)		672	651,840

			3,843,849

Equity Real Estate Investment Trusts (REITs) — 1.3%
Brookfield Property REIT, Inc./BPR Cumulus
LLC/BPR Nimbus LLC/GGSI Sellco LL, 4.50%, 04/01/27(c)		227	214,556
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(c)		208	205,920
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(c)		183	176,093
Iron Mountain, Inc.(c)
5.25%, 07/15/30		366	363,420
5.63%, 07/15/32(g)		566	572,183
LMIRT Capital Pte Ltd., 7.25%, 06/19/24(e)		232	230,840
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24(g)		1,312	1,387,440
4.50%, 09/01/26(g)		665	694,925
5.75%, 02/01/27		32	35,360
4.50%, 01/15/28		402	424,110
3.88%, 02/15/29(c)		402	413,055
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27		68	69,836
4.63%, 08/01/29(g)		462	475,070
3.50%, 03/15/31(g)		1,300	1,254,500
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27(g)		971	956,243
4.50%, 02/15/29(c)		227	219,641

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
RLJ Lodging Trust LP(c)
3.75%, 07/01/26	USD	173	$167,810
4.00%, 09/15/29		124	116,870
Trust Fibra Uno
5.25%, 01/30/26(c)		235	252,522
6.95%, 01/30/44(e)		276	326,247

			8,556,641

Food & Staples Retailing — 1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(c)
3.25%, 03/15/26		756	732,965
7.50%, 03/15/26(g)		127	134,810
4.63%, 01/15/27(g)		972	994,842
5.88%, 02/15/28		377	393,056
4.88%, 02/15/30		182	185,412
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(e)	GBP	100	124,318
BRF GmbH, 4.35%, 09/29/26(e)	USD	200	199,662
Casino Guichard Perrachon SA, 5.25%, 04/15/27(e)	EUR	100	100,830
Cydsa SAB de CV, 6.25%, 10/04/27(c)(g)	USD	314	314,353
Health & Happiness H&H International Holdings Ltd.,
5.63%, 10/24/24(e)		200	196,975
Kraft Heinz Foods Co.
5.00%, 07/15/35		119	135,739
6.88%, 01/26/39		306	414,843
4.63%, 10/01/39		138	150,852
6.50%, 02/09/40		205	274,301
5.00%, 06/04/42		163	185,580
5.20%, 07/15/45		356	412,499
4.38%, 06/01/46		529	559,025
4.88%, 10/01/49(g)		1,182	1,342,127
5.50%, 06/01/50(g)		1,584	1,957,771
Lamb Weston Holdings, Inc.(c)
4.88%, 05/15/28		289	300,560
4.13%, 01/31/30		212	209,436
4.38%, 01/31/32		205	202,182
Ocado Group PLC, 3.88%, 10/08/26(e)	GBP	100	126,042
Performance Food Group, Inc., 4.25%, 08/01/29(c)	USD	431	404,412
Post Holdings, Inc.(c)
5.75%, 03/01/27		120	123,300
5.63%, 01/15/28		86	88,306
5.50%, 12/15/29		190	195,272
4.63%, 04/15/30		224	215,880
4.50%, 09/15/31		14	13,324
Premier Foods Finance PLC, 3.50%, 10/15/26(e)	GBP	100	129,788
US Foods, Inc., 4.75%, 02/15/29(c)	USD	384	376,877

			11,195,339

Food Products(c) — 0.5%
Aramark Services, Inc., 5.00%, 04/01/25		347	351,580
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 04/15/25(g)		656	669,579
4.63%, 11/15/28		311	310,956
Frigorifico Concepcion SA, 7.70%, 07/21/28		200	196,600
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/31		452	441,062
MHP Lux SA, 6.25%, 09/19/29(g)		200	166,600

Security		Par (000)	Value

Food Products (continued)
Pilgrim’s Pride Corp.
4.25%, 04/15/31	USD	33	$32,561
3.50%, 03/01/32		714	679,935
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29		364	348,985

			3,197,858

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(c)		170	167,450

Health Care Equipment & Supplies(c) — 0.5%
Avantor Funding, Inc.
4.63%, 07/15/28(g)		1,195	1,192,012
3.88%, 11/01/29		252	241,920
Embecta Corp., 5.00%, 02/15/30(m)		82	82,103
Hologic, Inc., 3.25%, 02/15/29		112	106,120
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 02/01/28(g)		1,304	1,392,020

			3,014,175

Health Care Providers & Services — 4.3%
180 Medical, Inc., 3.88%, 10/15/29(c)		200	194,500
Acadia Healthcare Co., Inc., 5.00%, 04/15/29(c)		180	177,300
AdaptHealth LLC(c)
6.13%, 08/01/28		97	101,365
5.13%, 03/01/30		64	62,644
AHP Health Partners, Inc., 5.75%, 07/15/29(c)		399	391,529
Anthem, Inc., 2.75%, 10/15/42(j)		163	1,018,573
Cano Health LLC, 6.25%, 10/01/28(c)		159	152,640
Centene Corp.
4.25%, 12/15/27		168	172,089
2.45%, 07/15/28		792	753,279
4.63%, 12/15/29(g)		1,717	1,785,371
3.00%, 10/15/30		826	801,633
2.50%, 03/01/31(g)		1,563	1,450,823
2.63%, 08/01/31		538	503,450
CHS/Community Health Systems, Inc.(c)
6.63%, 02/15/25(g)		879	909,677
8.00%, 03/15/26(g)		1,861	1,937,199
5.63%, 03/15/27		790	794,274
6.00%, 01/15/29		621	632,420
6.13%, 04/01/30		384	365,647
DaVita, Inc., 4.63%, 06/01/30(c)		13	12,648
Encompass Health Corp.
4.50%, 02/01/28		59	58,853
4.75%, 02/01/30		486	479,925
4.63%, 04/01/31		270	264,824
HCA, Inc.
5.38%, 02/01/25(g)		1,193	1,269,662
5.38%, 09/01/26		229	248,465
5.63%, 09/01/28(g)		552	615,480
5.88%, 02/01/29		221	249,730
3.50%, 09/01/30(g)		982	977,473
Legacy LifePoint Health LLC, 4.38%, 02/15/27(c)		124	121,501
LifePoint Health, Inc., 5.38%, 01/15/29(c)(g)		477	453,746
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/29(c)		213	206,305

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
ModivCare, Inc., 5.88%, 11/15/25(c)	USD	91	$94,413
Molina Healthcare, Inc.(c)
4.38%, 06/15/28		152	152,404
3.88%, 11/15/30		321	316,586
3.88%, 05/15/32		255	246,075
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/29(c)		1,454	1,414,015
Northwell Healthcare, Inc., 4.26%, 11/01/47(g)		686	782,289
Prime Healthcare Services, Inc., 7.25%, 11/01/25(c)		400	417,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(c)(g)		129	135,712
Surgery Center Holdings, Inc.(c)
6.75%, 07/01/25(g)		782	782,978
10.00%, 04/15/27		848	891,460
Teleflex, Inc.
4.63%, 11/15/27		72	73,440
4.25%, 06/01/28(c)		325	322,475
Tenet Healthcare Corp.
4.63%, 07/15/24(g)		104	104,414
4.63%, 09/01/24(c)		433	437,821
7.50%, 04/01/25(c)		166	172,934
4.88%, 01/01/26(c)		1,537	1,543,947
6.25%, 02/01/27(c)		115	117,669
5.13%, 11/01/27(c)(g)		795	796,757
6.13%, 10/01/28(c)		235	235,768
4.25%, 06/01/29(c)		156	150,399
UnitedHealth Group, Inc., 4.38%, 03/15/42(g)		750	861,706
Vizient, Inc., 6.25%, 05/15/27(c)		483	495,075

			27,708,362

Health Care Services(c)(m) — 0.0%
Bausch Health Cos, Inc., 6.13%, 02/01/27		172	172,645
Community Health Systems, Inc., 5.25%, 05/15/30		46	45,802

			218,447

Health Care Technology — 0.8%
CAB SELAS, 3.38%, 02/01/28(e)	EUR	100	109,187
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27(c)	USD	341	347,394
2.38%, 03/01/28(e)	EUR	124	133,777
3.13%, 02/15/29(c)	USD	230	215,050
3.50%, 04/01/30(c)		595	556,450
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)(g)		810	813,029
Charles River Laboratories International, Inc.(c)
3.75%, 03/15/29		44	42,447
4.00%, 03/15/31		125	120,313
Chrome Bidco SASU, 3.50%, 05/31/28(e)	EUR	100	109,687
IQVIA, Inc.(c)
5.00%, 10/15/26	USD	548	560,604
5.00%, 05/15/27(g)		717	733,276
MEDNAX, Inc., 6.25%, 01/15/27(c)		163	170,307
Minerva Surgical, Inc., 6.50%, 02/15/30(c)(m)		353	352,118
Syneos Health, Inc., 3.63%, 01/15/29(c)(g)		650	616,057

			4,879,696

Hotels, Restaurants & Leisure — 3.4%
1011778 BC ULC/New Red Finance, Inc.(c)
3.88%, 01/15/28(g)		701	683,370
4.38%, 01/15/28		157	154,048
Affinity Gaming, 6.88%, 12/15/27(c)		43	43,645
Boyd Gaming Corp.(c) 8.63%, 06/01/25		62	65,776

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.(c) (continued) 4.75%, 06/15/31	USD	495	$485,862
Boyne USA, Inc., 4.75%, 05/15/29(c)		314	315,350
Caesars Entertainment, Inc.(c)
6.25%, 07/01/25(g)		1,916	1,982,619
8.13%, 07/01/27(g)		1,861	2,002,901
4.63%, 10/15/29		630	603,164
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(c)(g)		623	641,690
Champion Path Holdings Ltd.(e)
4.50%, 01/27/26		250	222,500
4.85%, 01/27/28		200	173,038
Churchill Downs, Inc.(c)
5.50%, 04/01/27		713	732,180
4.75%, 01/15/28		300	301,765
Cirsa Finance International Sarl, 4.75%, 05/22/25(e)	EUR	100	111,081
Everi Holdings, Inc., 5.00%, 07/15/29(c)	USD	66	65,670
Fertitta Entertainment, Inc.(c)
4.63%, 01/15/29		289	281,642
6.75%, 01/15/30		428	415,888
Food Service Project SA, 5.50%, 01/21/27(e)	EUR	100	111,620
Fortune Star BVI Ltd.(e)
5.95%, 01/29/23	USD	200	197,500
6.75%, 07/02/23		250	248,750
6.85%, 07/02/24		362	360,190
5.95%, 10/19/25		400	388,000
5.05%, 01/27/27		200	181,000
Gamma Bidco SpA, 6.25%, 07/15/25(e)	EUR	100	114,873
Golden Nugget, Inc., 6.75%, 10/15/24(c)(g)	USD	1,273	1,273,127
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30(g)		1,033	1,066,118
4.00%, 05/01/31(c)		306	300,725
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		246	250,922
International Game Technology PLC, 3.50%, 06/15/26(e)	EUR	100	112,794
Jacobs Entertainment, Inc., 6.75%, 02/15/29(c)(m)	USD	147	148,470
Melco Resorts Finance Ltd., 5.25%, 04/26/26(e)		250	243,484
Merlin Entertainments Ltd., 5.75%, 06/15/26(c)		200	207,500
MGM China Holdings Ltd., 5.88%, 05/15/26(e)		250	249,969
MGM Resorts International
7.75%, 03/15/22(g)		438	440,315
6.00%, 03/15/23		494	510,055
5.75%, 06/15/25		35	36,750
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(c)		331	323,387
Penn National Gaming, Inc., 4.13%, 07/01/29(c)		114	107,160
Powdr Corp., 6.00%, 08/01/25(c)		461	477,135
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(c)
5.63%, 09/01/29		148	139,477
5.88%, 09/01/31		148	139,480
Raptor Acquisition Corp./Raptor Co-Issuer LLC, 4.88%, 11/01/26(c)		225	222,750
Scientific Games International, Inc.
5.00%, 10/15/25(c)(g)		414	422,580
3.38%, 02/15/26(e)	EUR	300	338,720
8.25%, 03/15/26(c)(g)	USD	692	722,275
7.00%, 05/15/28(c)		190	199,547

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc. (continued)
7.25%, 11/15/29(c)	USD	213	$230,700
Station Casinos LLC, 4.63%, 12/01/31(c)		308	292,600
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25(e)	GBP	100	138,664
Studio City Finance Ltd., 5.00%, 01/15/29(c)	USD	435	376,221
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(c)		204	202,409
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(c)		268	263,664
Wynn Macau Ltd.(e)
5.50%, 01/15/26		200	187,660
5.50%, 10/01/27		200	186,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)(g)		808	785,295
Yum! Brands, Inc.
3.88%, 11/01/23		110	113,025
7.75%, 04/01/25(c)		338	354,123
4.75%, 01/15/30(c)		159	163,383
3.63%, 03/15/31		123	116,252
5.35%, 11/01/43		85	89,463

			22,316,321

Household Durables — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.(c)
4.63%, 08/01/29		128	126,080
4.63%, 04/01/30		185	182,427
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(c)
5.00%, 06/15/29		266	262,595
4.88%, 02/15/30		539	523,649
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(c)		27	28,114
Controladora Mabe SA de CV, 5.60%, 10/23/28(c)		283	317,367
Forestar Group, Inc., 3.85%, 05/15/26(c)		133	130,340
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(c)		398	413,920
Mattamy Group Corp., 4.63%, 03/01/30(c)		257	253,384
Meritage Homes Corp., 5.13%, 06/06/27		57	60,990
NCR Corp.(c)
5.75%, 09/01/27		259	263,077
5.00%, 10/01/28		143	142,079
5.13%, 04/15/29		197	196,569
6.13%, 09/01/29		93	97,748
Newell Brands, Inc., 6.00%, 04/01/46		142	167,560
SWF Escrow Issuer Corp., 6.50%, 10/01/29(c)		353	328,290
Taylor Morrison Communities, Inc.(c)
5.88%, 06/15/27		287	307,807
5.13%, 08/01/30		75	77,734
Tempur Sealy International, Inc.(c)
4.00%, 04/15/29		347	332,662
3.88%, 10/15/31		352	328,268

			4,540,660

Independent Power and Renewable Electricity Producers — 1.1%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(e)		200	212,037
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24(e)		200	206,913
Calpine Corp.(c)
5.25%, 06/01/26(g)		195	198,510
4.50%, 02/15/28(g)		535	522,909
5.13%, 03/15/28(g)		1,554	1,515,974

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
Calpine Corp.(c) (continued)
4.63%, 02/01/29	USD	145	$137,296
5.00%, 02/01/31		86	81,485
3.75%, 03/01/31		7	6,360
Clearway Energy Operating LLC(c)
4.75%, 03/15/28		55	56,613
3.75%, 01/15/32		335	317,831
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(c)		198	196,267
Greenko Dutch BV, 3.85%, 03/29/26(e)		197	193,553
Greenko Mauritius Ltd., 6.25%, 02/21/23(e)		200	201,750
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(e)		200	206,500
India Green Energy Holdings
5.38%, 04/29/24(c)		325	328,250
5.38%, 04/29/24(e)		250	252,500
Investment Energy Resources Ltd., 6.25%, 04/26/29(c)		230	238,050
NRG Energy, Inc.
6.63%, 01/15/27(g)		958	990,332
5.25%, 06/15/29(c)(g)		347	357,063
3.63%, 02/15/31(c)		365	338,537
3.88%, 02/15/32(c)		171	160,783
ReNew Power Pvt Ltd., 5.88%, 03/05/27(e)		200	202,250
ReNew Power Synthetic, 6.67%, 03/12/24(e)		200	205,475
TerraForm Power Operating LLC, 4.75%, 01/15/30(c)		179	179,931

			7,307,169

Industrial Conglomerates — 0.0%
Metalloinvest Finance DAC, 3.38%, 10/22/28(c)		265	243,800

Insurance — 1.9%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(c)		295	280,250
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(c)
4.25%, 10/15/27(g)		1,472	1,431,520
6.75%, 10/15/27(g)		1,994	1,970,830
5.88%, 11/01/29		1,431	1,402,380
Allstate Corp., Series B, (3 mo. LIBOR US + 2.94%), 5.75%, 08/15/53(b)(g)		2,000	2,074,560
AmWINS Group, Inc., 4.88%, 06/30/29(c)		340	332,775
Asahi Mutual Life Insurance Co., (5 year USD Swap + 4.59%), 6.50%(b)(e)(l)		310	326,585
BroadStreet Partners, Inc., 5.88%, 04/15/29(c)		166	158,281
GTCR AP Finance, Inc., 8.00%, 05/15/27(c)		351	356,265
HUB International Ltd., 7.00%, 05/01/26(c)(g)		1,322	1,357,033
Nationwide Building Society, (5 year USD ICE Swap + 1.85%), 4.13%, 10/18/32(b)(c)(g)		690	719,403
Ryan Specialty Group, 4.38%, 02/01/30(c)(m)		173	172,135
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(c)(g)		700	793,562
Voya Financial, Inc., (3 mo. LIBOR US + 3.58%), 5.65%, 05/15/53(b)(g)		1,090	1,110,819

			12,486,398

Interactive Media & Services — 0.3%
Arches Buyer, Inc., 4.25%, 06/01/28(c)		143	135,033
Cablevision Lightpath LLC(c)
3.88%, 09/15/27		218	204,410
5.63%, 09/15/28		401	382,750

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interactive Media & Services (continued)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(c)
4.75%, 04/30/27	USD	387	$368,618
6.00%, 02/15/28(g)		277	260,463
Twitter, Inc., 3.88%, 12/15/27(c)		360	359,084
United Group BV(e)
4.88%, 07/01/24	EUR	100	112,907
4.00%, 11/15/27		100	107,193

			1,930,458

Internet & Direct Marketing Retail — 0.0%
Very Group Funding PLC, 6.50%, 08/01/26(e)	GBP	100	133,481

Internet Software & Services — 1.2%
Airbnb, Inc., 0.00%, 03/15/26(c)(j)(k)	USD	724	687,805
ANGI Group LLC, 3.88%, 08/15/28(c)		340	311,240
Booking Holdings, Inc., 0.75%, 05/01/25(j)		485	724,168
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(c)
5.25%, 12/01/27		359	367,975
3.50%, 03/01/29		159	148,280
Match Group Holdings II LLC(c)
5.63%, 02/15/29		209	217,360
4.13%, 08/01/30		262	251,520
3.63%, 10/01/31		139	127,370
Uber Technologies, Inc.
0.00%, 12/15/25(j)(k)		2,019	1,890,686
8.00%, 11/01/26(c)(g)		843	893,926
7.50%, 09/15/27(c)(g)		1,085	1,155,308
6.25%, 01/15/28(c)		260	269,750
4.50%, 08/15/29(c)		597	579,090
Zillow Group, Inc., 1.38%, 09/01/26(j)		70	95,025

			7,719,503
IT Services — 1.0%
Ahead DB Holdings LLC, 6.63%, 05/01/28(c)		140	135,542
Austin BidCo, Inc., 7.13%, 12/15/28(c)		93	94,395
Booz Allen Hamilton, Inc.(c)
3.88%, 09/01/28		468	459,309
4.00%, 07/01/29		530	523,375
CA Magnum Holdings, 5.38%, 10/31/26(c)		488	497,614
Camelot Finance SA, 4.50%, 11/01/26(c)(g)		524	531,912
Castle US Holding Corp., 9.50%, 02/15/28(c)		330	339,900
Centurion Bidco SpA, 5.88%, 09/30/26(e)	EUR	100	115,254
Dun & Bradstreet Corp., 5.00%, 12/15/29(c)	USD	399	398,003
Fair Isaac Corp., 4.00%, 06/15/28(c)		459	454,410
Gartner, Inc.(c)
3.63%, 06/15/29		287	278,390
3.75%, 10/01/30(g)		576	558,720
KBR, Inc., 4.75%, 09/30/28(c)		243	242,393
La Financiere Atalian SASU, 5.13%, 05/15/25(e)	EUR	100	107,165
Rackspace Technology Global, Inc., 5.38%, 12/01/28(c)(g)	USD	191	178,108
Science Applications International Corp., 4.88%, 04/01/28(c)		332	333,660
Twilio, Inc., 3.88%, 03/15/31		497	475,877
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(c)		500	470,625

			6,194,652

Leisure Products — 0.2%
Mattel, Inc.
5.88%, 12/15/27(c)		358	380,375

Security		Par (000)	Value

Leisure Products (continued)
Mattel, Inc. (continued)
3.75%, 04/01/29(c)	USD	131	$129,363
6.20%, 10/01/40		303	373,158
5.45%, 11/01/41		326	365,120

			1,248,016

Machinery — 0.8%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(c)		139	136,915
Colfax Corp., 6.38%, 02/15/26(c)		145	148,987
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(c)(g)(i)		587	613,415
Madison IAQ LLC(c)
4.13%, 06/30/28		67	63,817
5.88%, 06/30/29		560	517,555
Mueller Water Products, Inc., 4.00%, 06/15/29(c)		177	173,460
OT Merger Corp., 7.88%, 10/15/29(c)		147	142,514
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(e)	EUR	100	115,210
Stevens Holding Co., Inc., 6.13%, 10/01/26(c)	USD	197	205,619
Terex Corp., 5.00%, 05/15/29(c)		381	377,914
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26(c)(g)		1,130	1,151,187
TK Elevator Holdco GmbH, 7.63%, 07/15/28(c)		552	580,980
TK Elevator Midco GmbH, 4.38%, 07/15/27(e)	EUR	100	113,282
TK Elevator US Newco Inc., 5.25%, 07/15/27(c)(g)	USD	908	919,350

			5,260,205

Media — 8.9%
Altice Financing SA
3.00%, 01/15/28(e)	EUR	100	102,459
5.00%, 01/15/28(c)	USD	462	429,789
5.75%, 08/15/29(c)		1,434	1,340,331
Altice France Holding SA(c)(g)
10.50%, 05/15/27		1,864	1,978,170
6.00%, 02/15/28		497	453,587
AMC Entertainment Holdings, Inc., (10.00% Cash or 12.00% PIK), 10.00%, 06/15/26(c)(i)		473	440,921
AMC Networks, Inc.
5.00%, 04/01/24		16	15,960
4.75%, 08/01/25		331	333,761
4.25%, 02/15/29		157	151,006
Block Communications, Inc., 4.88%, 03/01/28(c)		168	165,220
Cable One, Inc.(c)
1.13%, 03/15/28(j)		1,312	1,215,568
4.00%, 11/15/30		95	89,462
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(c)(g)		861	882,568
5.00%, 02/01/28(c)(g)		116	117,415
5.38%, 06/01/29(c)(g)		658	678,049
4.75%, 03/01/30(c)		261	258,989
4.50%, 08/15/30(c)(g)		1,623	1,582,425
4.25%, 02/01/31(c)(g)		902	860,490
4.75%, 02/01/32(c)		306	301,012
4.50%, 05/01/32		551	531,026
4.50%, 06/01/33(c)		332	315,765
4.25%, 01/15/34(c)		1,265	1,170,441
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45(g)		3,000	3,772,552
Clear Channel International BV, 6.63%, 08/01/25(c)		507	520,942

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Clear Channel Outdoor Holdings, Inc.(c)
7.75%, 04/15/28	USD	784	$813,400
7.50%, 06/01/29(g)		1,031	1,068,374
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(c)		2,237	2,237,000
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(c)		2,548	2,640,951
CSC Holdings LLC
5.25%, 06/01/24		633	652,009
6.50%, 02/01/29(c)		368	383,125
5.75%, 01/15/30(c)		855	805,649
4.13%, 12/01/30(c)		293	268,151
4.63%, 12/01/30(c)(g)		600	534,000
3.38%, 02/15/31(c)		200	174,500
4.50%, 11/15/31(c)(g)		398	370,833
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, 08/15/27(c)		589	591,179
Discovery Communications LLC, 4.95%, 05/15/42(g)		400	440,488
DISH DBS Corp.
5.88%, 07/15/22(g)		999	1,011,582
5.00%, 03/15/23(g)		83	84,315
7.75%, 07/01/26(g)		1,070	1,101,148
5.25%, 12/01/26(c)		1,567	1,519,990
5.75%, 12/01/28(c)		1,210	1,157,873
5.13%, 06/01/29		188	164,030
DISH Network Corp., 3.38%, 08/15/26(j)		396	368,593
Frontier Communications Holdings LLC(c)
5.88%, 10/15/27(g)		592	609,582
5.00%, 05/01/28		1,094	1,083,060
6.75%, 05/01/29		544	545,360
6.00%, 01/15/30		480	463,296
GCI LLC, 4.75%, 10/15/28(c)		115	113,672
iHeartCommunications, Inc.
6.38%, 05/01/26		192	198,722
8.38%, 05/01/27		45	47,064
5.25%, 08/15/27(c)		213	216,408
4.75%, 01/15/28(c)		96	95,279
Iliad Holding SAS(c)
6.50%, 10/15/26		622	629,856
7.00%, 10/15/28		608	618,099
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(e)	EUR	100	109,479
Lamar Media Corp., 4.00%, 02/15/30	USD	163	156,480
LCPR Senior Secured Financing DAC(c)
6.75%, 10/15/27		180	186,746
5.13%, 07/15/29(g)		670	657,069
Liberty Broadband Corp.(c)(j)
1.25%, 09/30/50		528	514,272
2.75%, 09/30/50		1,018	1,023,949
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(c)(i)		488	363,571
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(c)		367	364,750
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(c)		200	201,500
Live Nation Entertainment, Inc.(c)
4.88%, 11/01/24		40	40,280
6.50%, 05/15/27		1,411	1,518,688
4.75%, 10/15/27		331	326,119
3.75%, 01/15/28		103	99,395
Lorca Telecom Bondco SA, 4.00%, 09/18/27(e)	EUR	100	110,320

Security		Par (000)	Value

Media (continued)
Midas OpCo Holdings LLC, 5.63%, 08/15/29(c)	USD	129	$126,807
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(c)		209	211,874
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(b)(e)(l)		250	258,563
Outfront Media Capital LLC/Outfront Media Capital Corp.(c)
5.00%, 08/15/27		392	388,938
4.25%, 01/15/29		154	144,938
Pinewood Finance Co. Ltd., 3.25%, 09/30/25(e)	GBP	100	132,205
Radiate Holdco LLC/Radiate Finance, Inc.(c)(g)
4.50%, 09/15/26	USD	597	574,720
6.50%, 09/15/28		2,195	2,118,175
Sable International Finance Ltd.
5.75%, 09/07/27(e)		279	284,940
5.75%, 09/07/27(c)		200	204,258
Scripps Escrow II, Inc., 3.88%, 01/15/29(c)		114	108,797
Sinclair Television Group Inc., 4.13%, 12/01/30(c)		314	288,880
Sirius XM Radio, Inc.(c)
3.13%, 09/01/26		627	601,168
4.00%, 07/15/28		652	630,810
5.50%, 07/01/29		435	451,436
4.13%, 07/01/30(g)		221	210,553
3.88%, 09/01/31		815	753,875
Summer BC Holdco B Sarl, 5.75%, 10/31/26(e)	EUR	100	115,008
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)	USD	400	408,000
Telesat Canada/Telesat LLC, 4.88%, 06/01/27(c)		45	36,262
Terrier Media Buyer, Inc., 8.88%, 12/15/27(c)(g)		997	1,052,333
Univision Communications, Inc., 5.13%, 02/15/25(c)		110	110,854
UPC Broadband Finco BV, 4.88%, 07/15/31(c)(g)		574	568,662
UPCB Finance VII Ltd., 3.63%, 06/15/29(e)	EUR	100	111,377
ViacomCBS, Inc., 5.85%, 09/01/43(g)	USD	645	816,891
Videotron Ltd.(c)
5.13%, 04/15/27(g)		345	352,631
3.63%, 06/15/29		374	362,312
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(c)(g)		399	379,054
VTR Comunicaciones SpA, 4.38%, 04/15/29(c)		290	281,068
Ziggo Bond Co. BV(c)(g)
6.00%, 01/15/27		638	655,928
5.13%, 02/28/30		295	279,847
Ziggo BV, 4.88%, 01/15/30(c)		217	209,948

			57,619,226

Metals & Mining — 2.2%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(e)		450	478,125
Allegheny Technologies, Inc.
4.88%, 10/01/29		129	126,656
5.13%, 10/01/31		145	141,977
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	194,500
Arconic Corp.(c)
6.00%, 05/15/25		361	371,830
6.13%, 02/15/28		443	459,590
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42(g)		250	279,921
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(c)(g)		1,258	1,334,927
Commercial Metals Co.
4.13%, 01/15/30		90	89,325
4.38%, 03/15/32		96	95,437

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Constellium SE(c)
5.88%, 02/15/26(g)	USD	1,193	$1,203,439
3.75%, 04/15/29		645	609,886
Freeport-McMoRan, Inc., 5.45%, 03/15/43		1,355	1,593,819
JSW Steel Ltd., 5.95%, 04/18/24(e)		200	207,250
Kaiser Aluminum Corp.(c)
4.63%, 03/01/28		115	110,322
4.50%, 06/01/31		164	155,800
Metinvest BV(e)
8.50%, 04/23/26		302	266,062
7.65%, 10/01/27		200	172,250
Mongolian Mining Corp/Energy Resources LLC, 9.25%, 04/15/24(e)		200	154,225
New Gold, Inc., 7.50%, 07/15/27(c)(g)		900	945,000
Nexa Resources SA, 5.38%, 05/04/27(c)(g)		200	207,000
Novelis Corp.(c)
3.25%, 11/15/26		532	515,348
4.75%, 01/30/30		910	905,450
3.88%, 08/15/31		617	581,072
Periama Holdings LLC, 5.95%, 04/19/26(e)		276	284,970
Rio Tinto Finance USA PLC, 4.75%, 03/22/42(g)		400	485,661
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(c)		155	153,431
thyssenkrupp AG, 2.88%, 02/22/24(e)	EUR	100	113,992
United States Steel Corp., 6.88%, 03/01/29	USD	628	634,280
Vedanta Resources Finance II PLC
8.00%, 04/23/23(e)		313	299,267
13.88%, 01/21/24(e)		200	207,600
8.95%, 03/11/25(c)		595	565,369

			13,943,781

Multiline Retail — 0.2%
Bath & Body Works, Inc.
6.88%, 11/01/35(g)		478	549,700
6.75%, 07/01/36		79	89,764
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(c)		506	521,185

			1,160,649

Offshore Drilling & Other Services — 0.0%
Entegris, Inc., 3.63%, 05/01/29(c)		106	101,520

Oil, Gas & Consumable Fuels — 11.8%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(c)(g)		914	962,561
Antero Midstream Partners LP/Antero Midstream Finance Corp.(c)
5.75%, 03/01/27		289	293,335
5.75%, 01/15/28		75	76,485
5.38%, 06/15/29		263	264,733
Antero Resources Corp.(c)
7.63%, 02/01/29		350	381,500
5.38%, 03/01/30		56	57,949
Apache Corp.
4.25%, 01/15/30		308	311,696
5.10%, 09/01/40(g)		600	629,364
5.25%, 02/01/42		114	122,768
4.75%, 04/15/43(g)		800	809,672
Arcosa, Inc., 4.38%, 04/15/29(c)		477	463,882
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(c)
9.00%, 11/01/27(g)		778	1,034,740

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(c) (continued)
5.88%, 06/30/29	USD	383	$369,595
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(e)(k)		348	260,316
Brand Industrial Services, Inc., 8.50%, 07/15/25(c)(g)		273	256,620
Buckeye Partners LP
4.13%, 03/01/25(c)		345	343,050
5.85%, 11/15/43		182	166,503
5.60%, 10/15/44		232	210,490
Callon Petroleum Co.
6.13%, 10/01/24		161	161,000
9.00%, 04/01/25(c)(g)		1,257	1,344,990
8.00%, 08/01/28(c)		792	806,850
Cellnex Telecom SA, Series CLNX, 0.75%, 11/20/31(e)(j)	EUR	200	205,297
Cenovus Energy, Inc., 5.40%, 06/15/47	USD	104	124,949
Centennial Resource Production LLC, 3.25%, 04/01/28(j)		610	899,650
Cheniere Energy Partners LP
4.50%, 10/01/29(g)		469	479,421
4.00%, 03/01/31		412	409,917
3.25%, 01/31/32(c)		712	669,693
Cheniere Energy, Inc., 4.63%, 10/15/28		1,979	2,008,685
Chesapeake Energy Corp., 5.88%, 02/01/29(c)		53	55,258
Citgo Holding, Inc., 9.25%, 08/01/24(c)		344	343,549
Civitas Resources, Inc., 5.00%, 10/15/26(c)		113	112,965
CNX Midstream Partners LP, 4.75%, 04/15/30(c)		118	115,227
CNX Resources Corp.
2.25%, 05/01/26(j)		637	867,944
6.00%, 01/15/29(c)		114	117,420
Colgate Energy Partners III LLC(c)
7.75%, 02/15/26		342	366,795
5.88%, 07/01/29(g)		452	459,345
Comstock Resources, Inc.(c)
7.50%, 05/15/25		117	119,012
6.75%, 03/01/29(g)		633	651,224
5.88%, 01/15/30		563	559,538
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(c)		719	716,577
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 02/01/29(c)		10	10,075
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)		1,307	1,316,763
DCP Midstream Operating LP
6.45%, 11/03/36(c)(g)		254	321,310
6.75%, 09/15/37(c)(g)		348	448,127
5.60%, 04/01/44		7	8,120
DT Midstream, Inc.(c)
4.13%, 06/15/29		553	545,529
4.38%, 06/15/31		673	664,587
Dycom Industries, Inc., 4.50%, 04/15/29(c)		130	127,313
Ecopetrol SA, 4.63%, 11/02/31		370	340,319
eG Global Finance PLC
6.75%, 02/07/25(c)		452	450,474
6.25%, 10/30/25(e)	EUR	142	160,083
8.50%, 10/30/25(c)	USD	299	303,134
Enbridge, Inc.(b) (3 mo. LIBOR US + 3.64%), 6.25%, 03/01/78		1,865	1,995,579
Series 20-A, (5 year CMT + 5.31%), 5.75%, 07/15/80		690	755,550

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Endeavor Energy Resources LP/EER Finance, Inc.(c)
6.63%, 07/15/25	USD	32	$33,446
5.75%, 01/30/28		567	586,601
Energean Israel Finance Ltd., 4.88%, 03/30/26(c)(e)		221	216,816
Energy Transfer LP
6.13%, 12/15/45(g)		500	588,587
5.30%, 04/15/47(g)		350	384,002
Series H, (5 year CMT + 5.69%), 6.50%(b)(l)		820	838,704
EnLink Midstream LLC
5.63%, 01/15/28(c)		226	232,034
5.38%, 06/01/29		98	98,902
EnLink Midstream Partners LP
4.40%, 04/01/24		281	282,995
4.15%, 06/01/25		68	67,812
4.85%, 07/15/26		160	164,334
5.60%, 04/01/44		237	214,485
5.05%, 04/01/45		39	33,423
Enterprise Products Operating LLC, (3 mo. LIBOR US + 2.57%), 5.38%, 02/15/78(b)		420	411,130
EQM Midstream Partners LP
4.13%, 12/01/26		131	129,625
4.50%, 01/15/29(c)		223	212,969
4.75%, 01/15/31(c)(g)		1,258	1,204,120
EQT Corp.
1.75%, 05/01/26(j)		544	883,724
3.13%, 05/15/26(c)		226	220,915
3.90%, 10/01/27		197	198,336
5.00%, 01/15/29		41	43,153
7.50%, 02/01/30		158	188,233
3.63%, 05/15/31(c)		64	63,360
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25(g)		53	51,859
7.75%, 02/01/28		144	141,912
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(e)		200	186,350
Great Western Petroleum LLC/Great Western Finance Corp., 12.00%, 09/01/25(c)		214	223,403
Harvest Midstream I LP, 7.50%, 09/01/28(c)		78	81,235
Hess Corp., 4.30%, 04/01/27		750	800,494
Hess Midstream Operations LP, 4.25%, 02/15/30(c)		325	313,625
Hilong Holding Ltd., 9.75%, 11/18/24(e)		207	165,380
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(e)		200	203,000
HTA Group Ltd., 7.00%, 12/18/25(c)		410	425,196
IHS Holding Ltd., 6.25%, 11/29/28(c)		200	202,160
Impulsora Pipeline LLC, 6.05%, 12/31/42(a)		1,566	1,493,699
Independence Energy Finance LLC, 7.25%, 05/01/26(c)(g)		602	617,712
ITT Holdings LLC, 6.50%, 08/01/29(c)		437	419,271
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24(g)		2,500	2,628,097
Leviathan Bond Ltd., 5.75%, 06/30/23(c)(e)		278	284,851
Matador Resources Co., 5.88%, 09/15/26(g)		1,100	1,115,147
MC Brazil Downstream Trading S.a.r.l, 7.25%, 06/30/31(c)		320	305,280
Medco Bell Pte Ltd., 6.38%, 01/30/27(e)		250	242,500
MEG Energy Corp., 6.50%, 01/15/25(c)(g)		440	445,500
MPLX LP, 4.25%, 12/01/27		235	252,812
Murphy Oil Corp.
5.75%, 08/15/25		27	27,405
6.38%, 12/01/42		35	33,468

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Murphy Oil USA, Inc., 4.75%, 09/15/29	USD	171	$173,565
Nabors Industries Ltd.(c)
7.25%, 01/15/26		70	67,025
7.50%, 01/15/28		179	167,813
Nabors Industries, Inc., 7.38%, 05/15/27(c)		265	271,927
Neptune Energy Bondco PLC, 6.63%, 05/15/25(c)		200	202,500
New Fortress Energy, Inc.(c)(g)
6.75%, 09/15/25		1,201	1,137,947
6.50%, 09/30/26		1,044	976,140
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(c)(g)		470	477,520
NGPL PipeCo LLC, 7.77%, 12/15/37(c)(g)		270	365,934
Northern Oil and Gas, Inc., 8.13%, 03/01/28(c)(g)		762	794,385
NuStar Logistics LP
6.00%, 06/01/26		234	245,436
6.38%, 10/01/30		30	32,451
Occidental Petroleum Corp.
6.95%, 07/01/24		81	88,290
5.50%, 12/01/25		130	137,950
5.55%, 03/15/26		48	51,240
8.88%, 07/15/30		49	63,512
4.30%, 08/15/39		46	43,355
6.20%, 03/15/40		816	944,520
4.50%, 07/15/44(g)		2,268	2,188,620
4.63%, 06/15/45		187	181,156
4.40%, 04/15/46		730	698,114
4.10%, 02/15/47		546	499,208
4.20%, 03/15/48		606	563,580
Odebrecht Offshore Drilling Finance Ltd., (7.72% PIK), 7.72%, 12/01/26(c)(i)		1	118
OQ SAOC, 5.13%, 05/06/28(c)		300	301,931
PDC Energy, Inc.
6.13%, 09/15/24		89	89,890
5.75%, 05/15/26		292	297,285
Pertamina Persero PT, 3.65%, 07/30/29(e)		446	457,234
Petroleos Mexicanos
6.50%, 03/13/27(g)		586	610,539
5.95%, 01/28/31		576	546,264
6.70%, 02/16/32(c)		285	281,466
6.38%, 01/23/45		177	147,811
6.75%, 09/21/47		346	295,138
7.69%, 01/23/50		292	269,808
Pioneer Natural Resources Co., 0.25%, 05/15/25(j)		361	748,398
Puma International Financing SA, 5.13%, 10/06/24(c) .		483	483,000
Range Resources Corp.
5.88%, 07/01/22		57	56,573
5.00%, 08/15/22(g)		312	313,560
5.00%, 03/15/23		145	146,450
4.88%, 05/15/25		18	18,345
9.25%, 02/01/26		79	84,481
4.75%, 02/15/30(c)(m)		139	138,832
Rockcliff Energy II LLC, 5.50%, 10/15/29(c)		409	414,112
Shell International Finance BV, 4.38%, 05/11/45(g)		450	521,658
SM Energy Co.
10.00%, 01/15/25(c)(g)		1,142	1,241,925
5.63%, 06/01/25		72	71,460
6.75%, 09/15/26		127	128,270
6.50%, 07/15/28		110	113,630
Southwestern Energy Co.
5.38%, 02/01/29		411	417,938

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co. (continued)
4.75%, 02/01/32	USD	287	$286,515
Stoneway Capital Corp.(f)(h)
10.00%, 03/01/27(c)		940	270,312
10.00%, 03/01/27(e)		333	95,794
Suncor Energy, Inc., 6.50%, 06/15/38(g)		800	1,047,962
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27		75	77,393
5.88%, 03/15/28		147	152,411
Tap Rock Resources LLC, 7.00%, 10/01/26(c)		950	973,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.88%, 04/15/26(g)		312	321,563
5.38%, 02/01/27		2	2,050
6.50%, 07/15/27		258	273,815
6.88%, 01/15/29(g)		673	736,094
5.50%, 03/01/30		489	517,729
4.88%, 02/01/31		275	287,375
Transocean, Inc., 11.50%, 01/30/27(c)		195	193,456
Venture Global Calcasieu Pass LLC(c)
3.88%, 08/15/29		1,000	998,240
4.13%, 08/15/31		901	906,848
3.88%, 11/01/33		1,631	1,613,842
Vine Energy Holdings LLC, 6.75%, 04/15/29(c)(g)		662	707,512
Vivo Energy Investments BV, 5.13%, 09/24/27(c)		349	357,681
Western Midstream Operating LP
5.45%, 04/01/44(g)		934	1,032,070
5.50%, 08/15/48		82	90,610
6.50%, 02/01/50(g)		939	1,030,172
Williams Cos, Inc., 4.50%, 11/15/23(g)		1,750	1,831,875

			76,388,963

Personal Products — 0.1%
Coty Inc/HFC Prestige Products Inc/HFC Prestige International US LLC, 4.75%, 01/15/29(c)		191	188,135
Coty, Inc.(e)
4.00%, 04/15/23	EUR	100	111,502
3.88%, 04/15/26		100	112,244

			411,881

Pharmaceuticals — 2.0%
AbbVie, Inc.(g)
4.75%, 03/15/45	USD	500	578,023
4.45%, 05/14/46		1,000	1,120,360
Bausch Health Americas, Inc., 8.50%, 01/31/27(c)		853	862,596
Bausch Health Cos., Inc.(c)
9.00%, 12/15/25		264	275,769
4.88%, 06/01/28		31	29,383
5.00%, 02/15/29(g)		364	293,020
7.25%, 05/30/29(g)		664	597,600
Cheplapharm Arzneimittel GmbH, 3.50%, 02/11/27(e)	EUR	100	112,561
CVS Health Corp., 5.05%, 03/25/48(g)	USD	1,110	1,359,365
Elanco Animal Health, Inc., 5.90%, 08/28/28		316	344,440
Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 07/31/27(c)(g)		962	950,167
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc., 6.13%, 04/01/29(c)(g)		615	584,385
Gruenenthal GmbH, 4.13%, 05/15/28(e)	EUR	100	112,064
Jazz Securities DAC, 4.38%, 01/15/29(c)	USD	506	499,599
Nidda BondCo GmbH, 7.25%, 09/30/25(e)	EUR	100	112,626
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(e)		100	109,817

Security		Par (000)	Value

Pharmaceuticals (continued)
Option Care Health, Inc., 4.38%, 10/31/29(c)	USD	170	$165,634
Organon & Co./Organon Foreign Debt Co-Issuer BV(c)
4.13%, 04/30/28		953	937,771
5.13%, 04/30/31		931	931,000
P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25(c)		339	328,830
Par Pharmaceutical, Inc., 7.50%, 04/01/27(c)(g)		931	936,819
PRA Health Sciences, Inc., 2.88%, 07/15/26(c)		563	550,828
Prestige Brands, Inc., 3.75%, 04/01/31(c)		190	172,425
Rossini Sarl, 6.75%, 10/30/25(e)	EUR	166	192,321
Teva Pharmaceutical Finance Netherlands II BV, 6.00%, 01/31/25		100	118,335
Teva Pharmaceutical Finance Netherlands III BV, 7.13%, 01/31/25	USD	200	208,562
Utah Acquisition Sub, Inc., 3.95%, 06/15/26(g)		650	686,307

			13,170,607

Real Estate Management & Development — 1.8%
Adler Group SA, 2.75%, 11/13/26(e)	EUR	200	180,876
Agile Group Holdings Ltd.(e)
5.75%, 01/02/25	USD	224	98,560
6.05%, 10/13/25		200	84,000
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(c)		325	310,781
CFLD Cayman Investment Ltd.(e)(f)(h)
8.63%, 02/28/21		200	51,000
6.90%, 01/13/23		400	100,200
China Aoyuan Group Ltd.(e)(f)(h)
6.35%, 02/08/24		435	76,125
5.98%, 08/18/25		200	34,000
China Evergrande Group(e)(f)(h)
8.25%, 03/23/22		450	78,750
9.50%, 04/11/22		200	33,000
11.50%, 01/22/23		450	72,000
12.00%, 01/22/24		250	40,000
China SCE Group Holdings Ltd., 7.38%, 04/09/24(e)		650	490,750
CIFI Holdings Group Co. Ltd.(e)
6.00%, 07/16/25		200	176,500
5.95%, 10/20/25		200	175,000
5.25%, 05/13/26		215	182,750
Country Garden Holdings Co. Ltd.(e)
6.50%, 04/08/24		200	179,400
6.15%, 09/17/25		200	174,000
5.13%, 01/14/27		200	163,500
Dexin China Holdings Co. Ltd., 11.88%, 04/23/22(e)		200	151,350
DIC Asset AG, 2.25%, 09/22/26(e)	EUR	100	104,882
Easy Tactic Ltd.(e)
5.88%, 02/13/23	USD	200	72,000
8.13%, 02/27/23		200	71,000
11.75%, 08/02/23		200	70,000
8.63%, 02/27/24		200	69,000
Fantasia Holdings Group Co. Ltd.(e)(f)(h)
11.75%, 04/17/22		430	88,150
12.25%, 10/18/22		200	41,000
11.88%, 06/01/23		200	41,000
9.25%, 07/28/23		400	82,000
Fastighets AB Balder, (5 year EUR Swap + 3.19%), 2.87%, 06/02/81(b)(e)	EUR	100	104,717
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(c)(g)	USD	265	273,281
Global Prime Capital Pte Ltd., 5.50%, 10/18/23(e)		200	199,787

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Greystar Real Estate Partners LLC, 5.75%, 12/01/25(c)	USD	120	$121,991
Haimen Zhongnan Investment Development
International Co. Ltd., 12.00%, 06/08/22(e)		200	79,975
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(b)(e)(l)	EUR	100	102,609
Howard Hughes Corp.(c)
5.38%, 08/01/28	USD	237	241,424
4.13%, 02/01/29		189	181,672
4.38%, 02/01/31		176	167,420
Jingrui Holdings Ltd., 12.00%, 07/25/22(e)		200	80,000
Kaisa Group Holdings Ltd.(e)(f)(h)
11.95%, 10/22/22		200	55,500
11.50%, 01/30/23		400	106,825
10.88%, 07/23/23		400	106,700
9.75%, 09/28/23		248	65,999
11.95%, 11/12/23		200	54,500
11.70%, 11/11/25		200	53,350
Kennedy-Wilson, Inc., 4.75%, 02/01/30		174	170,955
KWG Group Holdings Ltd., 7.40%, 03/05/24(e)		390	222,300
Logan Group Co. Ltd.(e)
6.90%, 06/09/24		200	152,750
5.25%, 10/19/25		200	147,000
MAF Sukuk Ltd.(e)
4.64%, 05/14/29(g)		325	353,397
3.93%, 02/28/30		262	274,985
Modern Land China Co. Ltd., 9.80%, 04/11/23(e)(f)(h)		200	36,000
Powerlong Real Estate Holdings Ltd.(e)
7.13%, 11/08/22		200	168,000
6.95%, 07/23/23		330	267,300
6.25%, 08/10/24		350	269,500
Realogy Group LLC/Realogy Co-Issuer Corp.(c)
5.75%, 01/15/29		375	368,362
5.25%, 04/15/30		173	165,648
Redsun Properties Group Ltd., 10.50%, 10/03/22(e)		200	84,000
RKPF Overseas Ltd.(e)
Series 2019-A, 6.00%, 09/04/25		200	173,000
Series 2020-A, 5.20%, 01/12/26		205	172,200
Ronshine China Holdings Ltd.(e)
7.35%, 12/15/23		304	79,040
6.75%, 08/05/24		220	55,000
Scenery Journey Ltd.(e)(f)(h)
11.50%, 10/24/22		219	21,900
13.00%, 11/06/22		200	20,000
12.00%, 10/24/23		448	44,800
Seazen Group Ltd.(e)
6.45%, 06/11/22		200	165,000
6.00%, 08/12/24		200	129,500
Shimao Group Holdings Ltd.(e)
5.60%, 07/15/26		200	91,000
3.45%, 01/11/31(g)		200	81,000
Shui On Development Holding Ltd., 5.75%, 11/12/23(e)		500	472,500
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22(e)(f)(h)		200	12,000
Starwood Property Trust, 4.38%, 01/15/27(c)		99	98,651
Sunac China Holdings Ltd.(e)
6.65%, 08/03/24		224	133,280
7.00%, 07/09/25		400	232,000
Theta Capital Pte Ltd., 8.13%, 01/22/25(e)		200	205,000

Security		Par (000)	Value

Real Estate Management & Development (continued)
Times China Holdings Ltd., 6.75%, 07/08/25(e)	USD	553	$265,440
Wanda Group Overseas Ltd.(e)
7.50%, 07/24/22		200	185,000
8.88%, 03/21/23		200	177,000
Yango Justice International Ltd.
10.25%, 09/15/22		400	80,000
8.25%, 11/25/23(e)		200	42,830
7.88%, 09/04/24(e)		200	38,000
Yanlord Land HK Co. Ltd., 6.75%, 04/23/23(e)		370	365,375
Yuzhou Group Holdings Co. Ltd.(e)
7.70%, 02/20/25		200	43,000
8.30%, 05/27/25		200	43,000
7.38%, 01/13/26		205	44,075
Zhenro Properties Group Ltd., 7.88%, 04/14/24(e)		400	184,000

			11,821,112

Road & Rail — 0.5%
Autostrade per l’Italia SpA, 2.00%, 01/15/30(e)	EUR	100	112,098
Burlington Northern Santa Fe LLC, 4.38%, 09/01/42(g)	USD	500	578,691
Danaos Corp., 8.50%, 03/01/28(c)		100	109,000
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(c)(g) .		1,975	2,214,866
Seaspan Corp., 5.50%, 08/01/29(c)		444	439,107

			3,453,762

Semiconductors & Semiconductor Equipment — 0.6%
ams AG, 6.00%, 07/31/25(e)	EUR	100	117,400
Broadcom, Inc., 3.46%, 09/15/26(g)	USD	688	715,933
Microchip Technology, Inc.(j)
0.13%, 11/15/24		411	487,574
1.63%, 02/15/25		102	349,146
ON Semiconductor Corp., 3.88%, 09/01/28(c)		429	426,307
QUALCOMM, Inc., 4.65%, 05/20/35(g)		400	475,397
Sensata Technologies BV(c)
5.00%, 10/01/25		368	387,780
4.00%, 04/15/29		408	403,177
Sensata Technologies, Inc.(c)
4.38%, 02/15/30(g)		513	512,795
3.75%, 02/15/31		44	41,346
Synaptics, Inc., 4.00%, 06/15/29(c)		243	238,286

			4,155,141

Software — 1.6%
ACI Worldwide, Inc., 5.75%, 08/15/26(c)(g)		510	530,209
Black Knight InfoServ LLC, 3.63%, 09/01/28(c)		501	480,549
Boxer Parent Co., Inc.
6.50%, 10/02/25(e)	EUR	100	116,664
7.13%, 10/02/25(c)	USD	749	780,937
9.13%, 03/01/26(c)		194	202,245
Cedacri Mergeco SpA, (3 mo. Euribor + 4.63%), 4.63%, 05/15/28(b)(e)	EUR	100	112,064
Crowdstrike Holdings, Inc., 3.00%, 02/15/29	USD	357	334,688
Elastic NV, 4.13%, 07/15/29(c)		481	449,735
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28(c)		400	390,000
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(c)		450	439,875
Kane Bidco Ltd.(e)(m)
5.00%, 02/15/27	EUR	100	112,626
6.50%, 02/15/27	GBP	100	134,238
MicroStrategy, Inc., 6.13%, 06/15/28(c)(g)	USD	409	390,595

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
MSCI, Inc.(c)
4.00%, 11/15/29	USD	99	$99,619
3.63%, 09/01/30		197	193,228
3.88%, 02/15/31(g)		454	453,487
3.63%, 11/01/31		164	161,504
3.25%, 08/15/33		233	218,514
Open Text Corp.(c)
3.88%, 02/15/28		179	175,416
3.88%, 12/01/29		201	193,036
Open Text Holdings, Inc., 4.13%, 02/15/30(c)		340	332,149
Oracle Corp., 3.60%, 04/01/50		250	221,471
Playtika Holding Corp., 4.25%, 03/15/29(c)		484	462,825
PTC, Inc., 4.00%, 02/15/28(c)		242	239,855
SS&C Technologies, Inc., 5.50%, 09/30/27(c)(g)		1,589	1,640,992
Veritas US, Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(c)		1,247	1,271,940

			10,138,461

Specialty Retail — 0.7%
Arko Corp., 5.13%, 11/15/29(c)		232	220,713
National Vision Holdings, Inc., 2.50%, 05/15/25(j)		311	461,057
PetSmart, Inc./PetSmart Finance Corp.(c)
4.75%, 02/15/28		436	434,790
7.75%, 02/15/29(g)		1,824	1,956,660
Staples, Inc.(c)
7.50%, 04/15/26(g)		952	938,910
10.75%, 04/15/27		257	239,545
Tendam Brands SAU, (3 mo. Euribor + 5.25%), 5.25%, 09/15/24(b)(e)	EUR	100	111,752

			4,363,427

Technology Hardware, Storage & Peripherals — 0.1%
II-VI, Inc., 5.00%, 12/15/29(c)	USD	440	439,142

Textiles, Apparel & Luxury Goods(c) — 0.1%
Crocs, Inc.
4.25%, 03/15/29		199	183,140
4.13%, 08/15/31		292	260,610
Kontoor Brands, Inc., 4.13%, 11/15/29		126	120,802
Levi Strauss & Co., 3.50%, 03/01/31		141	136,130
William Carter Co., 5.63%, 03/15/27		28	28,665
Wolverine World Wide, Inc., 4.00%, 08/15/29		129	123,921

			853,268

Thrifts & Mortgage Finance — 0.2%
Home Point Capital, Inc., 5.00%, 02/01/26(c)		269	233,358
Jerrold Finco PLC, 5.25%, 01/15/27(e)	GBP	100	134,322
MGIC Investment Corp., 5.25%, 08/15/28	USD	216	223,301
Nationstar Mortgage Holdings, Inc.(c)
6.00%, 01/15/27		237	245,859
5.13%, 12/15/30		136	127,558
5.75%, 11/15/31		125	120,874
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/26(c)		167	158,811

			1,244,083

Tobacco(g) — 0.4%
Altria Group, Inc., 4.50%, 05/02/43		750	732,941
Philip Morris International, Inc., 4.38%, 11/15/41		900	970,413
Reynolds American, Inc., 5.85%, 08/15/45		715	811,451

			2,514,805

Security		Par (000)	Value

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28(e)	EUR	100	$113,879

Transportation Infrastructure — 0.5%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(c)	USD	320	310,360
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(c)		274	277,425
DP World Salaam, (5 year CMT + 5.75%), 6.00%(b)(e)(l)		256	274,000
FedEx Corp.(g)
3.90%, 02/01/35		500	535,216
4.75%, 11/15/45		500	577,002
Heathrow Finance PLC, 4.38%, 09/01/29(e)(n)	GBP	100	131,723
Mexico City Airport Trust, 5.50%, 07/31/47(e)	USD	308	286,440
Transurban Finance Co. Pty Ltd., 4.13%, 02/02/26(c)(g)		520	556,281

			2,948,447

Utilities — 1.8%
Centrais Eletricas Brasileiras SA, 3.63%, 02/04/25(c)		200	199,725
Consensus Cloud Solutions, Inc.(c)
6.00%, 10/15/26		91	93,748
6.50%, 10/15/28		83	85,126
Electricite de France SA, (10 year USD Swap + 3.71%), 5.25%(b)(c)(g)(l)		7,500	7,621,874
FEL Energy VI Sarl, 5.75%, 12/01/40(e)		297	290,996
Genneia SA, 8.75%, 09/02/27(c)		184	169,915
India Cleantech Energy, 4.70%, 08/10/26(c)		250	247,500
Inkia Energy Ltd., 5.88%, 11/09/27(c)(g)		255	257,040
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29(e)		250	229,188
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(c)(g)		687	689,102
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(c)		335	349,824
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(e)		336	357,349
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(e)	GBP	168	228,054
Vistra Operations Co. LLC(c)
5.63%, 02/15/27	USD	254	259,088
4.38%, 05/01/29		290	279,850

			11,358,379

Wireless Telecommunication Services — 2.4%
Altice France SA
5.88%, 02/01/27(e)	EUR	100	115,951
8.13%, 02/01/27(c)	USD	780	824,936
5.50%, 01/15/28(c)		357	340,542
4.13%, 01/15/29(e)	EUR	100	106,728
5.13%, 01/15/29(c)	USD	201	186,930
5.13%, 07/15/29(c)(g)		1,606	1,491,235
4.25%, 10/15/29(e)	EUR	100	106,683
5.50%, 10/15/29(c)	USD	610	578,091
Kenbourne Invest SA(c)
6.88%, 11/26/24		329	337,952
4.70%, 01/22/28		200	191,725
Millicom International Cellular SA, 5.13%, 01/15/28(e) .		283	285,744
SBA Communications Corp., 3.88%, 02/15/27(g)		939	948,390
Sprint Corp.
7.88%, 09/15/23		206	222,480

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Sprint Corp. (continued)
7.13%, 06/15/24(g)	USD	333	$362,970
7.63%, 03/01/26(g)		816	934,320
T-Mobile USA, Inc.
4.75%, 02/01/28(g)		626	647,127
2.63%, 02/15/29		471	441,784
2.88%, 02/15/31(g)		420	394,800
3.50%, 04/15/31		507	494,594
3.50%, 04/15/31(c)		462	450,695
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 02/15/29(c)(g)		613	579,892
VEON Holdings BV, 4.00%, 04/09/25(c)		200	194,500
VICI Properties LP/VICI Note Co., Inc.(c)
3.50%, 02/15/25		503	500,966
4.25%, 12/01/26(g)		1,187	1,200,354
3.75%, 02/15/27		446	441,596
4.63%, 12/01/29(g)		640	658,733
4.13%, 08/15/30(g)		1,191	1,194,656
Vmed O2 UK Financing I PLC
4.00%, 01/31/29(e)	GBP	100	125,084
4.50%, 07/15/31(e)		100	127,564
4.75%, 07/15/31(c)	USD	962	919,364
VTR Comunicaciones SpA, 5.13%, 01/15/28(c)		178	174,796

			15,581,182

Total Corporate Bonds — 84.7% (Cost: $557,013,816)			549,652,572

Floating Rate Loan Interests(b)

Aerospace & Defense — 0.3%
Cobham Ultra SeniorCo Sarl, USD Term Loan B, 11/16/28(o)		99	98,722
Peraton Holding Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% floor), 8.50%, 02/01/29		370	377,052
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28		1,083	1,081,484
Spirit Aerosystems, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 01/15/25		257	257,221

			1,814,479

Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc, 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/06/28		144	143,551
PECF USS Intermediate Holding III Corporation, Term Loan B, (1 mo. LIBOR + 4.25%, 0.50% Floor), 4.75%, 12/15/28		976	976,219

			1,119,770

Airlines — 0.4%
AAdvantage Loyalty IP Ltd./American Airlines, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28		816	845,873
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28		449	449,934

Security		Par (000)	Value

Airlines (continued)
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/21/27	USD	267	$281,901
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 10/20/27		381	402,004
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28		824	823,429

			2,803,141

Auto Components — 0.0%
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 04/30/26		286	283,984

Banks — 0.2%
Directv Financing LLC, Term Loan, (3 mo. LIBOR + 5.00%, 0.75% floor), 5.75%, 08/02/27		1,072	1,072,993

Building Products — 0.1%
CP Atlas Buyer, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 11/23/27		118	117,584
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		129	128,558
Griffon Corporation, Term Loan B, (SOFRTE + 2.75%, 0.50% Floor), 3.25%, 01/24/29		117	116,805
Standard Industries, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 09/22/28		146	145,997

			508,944

Capital Markets — 0.1%
AQGEN Ascensus, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%, 0.50% Floor), 7.00%, 08/02/29		232	231,968
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		104	104,293
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 04/07/28		274	278,795

			615,056

Chemicals — 0.3%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		489	490,381
Atotech BV, 2021 USD Term Loan B, (1 mo. LIBOR + 2.50%, 0.50% Floor), 3.00%, 03/18/28		586	584,696
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/15/24		260	259,719
New Arclin U.S. Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 09/30/28		209	208,826
W.R. Grace & Co.-Conn., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 09/22/28		404	404,000

			1,947,622

Commercial Services & Supplies — 0.3%
Asurion LLC, 2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.36%, 12/23/26		93	92,796
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.36%, 12/12/25		93	93,139

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
GFL Environmental, Inc., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 05/30/25	USD	115	$114,928
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26(a)		66	64,523
Tempo Acquisition LLC, 2022 Term Loan B, 08/31/28(o)		40	39,741
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.11%, 08/27/25		1,250	1,248,679

			1,653,806

Construction & Engineering — 0.4%
Brand Industrial Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 06/21/24		2,603	2,548,376

Construction Materials — 0.0%
Forterra Finance LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/25/23		111	111,164

Containers & Packaging — 0.1%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.35%, 04/03/24		609	602,781
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		217	216,882

			819,663

Diversified Consumer Services — 0.1%
Amentum Government Services Holdings LLC, Term Loan B, (1 mo. LIBOR + 3.50%), 3.61%, 01/29/27		80	79,785
Ascend Learning, LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 6.25%, 12/10/29		157	157,736
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%, 0.50% Floor), 5.00%, 01/15/27		222	222,431
TruGreen Limited Partnership, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.50%, 0.75% Floor), 9.25%, 11/02/28(a)		201	202,508

			662,460

Diversified Financial Services — 0.7%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.61%, 07/31/26		120	119,315
AQGEN Island Holdings, Inc., Term Loan, 08/02/28(o)		185	184,153
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 3.91%, 02/17/23(a)		56	48,440
Delta TopCo, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		520	519,366
EP Purchaser, LLC, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 11/06/28		193	193,081
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 02/16/28		125	124,521
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%, 0.50% Floor), 6.25%, 09/21/29		34	34,482
2021 Term Loan, (1 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 09/23/28		210	209,357
LBM Acquisition LLC, Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% floor), 4.50%, 12/17/27		60	60,094
Milano Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		969	969,500

Security		Par (000)	Value

Diversified Financial Services (continued)
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 09/25/26	USD	75	$74,820
Veritas US, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.00%, 09/01/25		1,044	1,042,231
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 02/28/27		92	91,836
White Cap Buyer LLC, Term Loan B, (PRIME + 3.00%), 6.25%, 10/19/27		670	668,916

			4,340,112

Diversified Telecommunication Services — 0.5%
Cincinnati Bell, Inc., 2021 Term Loan B2, (SOFRTE + 3.25%, 0.50% Floor), 3.75%, 11/22/28		110	109,743
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% floor), 4.50%, 05/01/28		371	370,174
Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 02/01/29(o)		474	471,393
Intelsat Jackson Holdings SA
2017 Term Loan B3, (PRIME + 4.75%), 8.00%, 11/27/23		107	106,756
2017 Term Loan B4, (PRIME + 5.50%), 8.75%, 01/02/24		330	329,837
2017 Term Loan B5, (Fixed + 8.62%), 8.63%, 01/02/24		1,841	1,834,929

			3,222,832

Electrical Equipment — 0.1%
II-VI Incorporated, 2021 Bridge Term Loan B, 12/01/28(o)		346	345,135

Entertainment — 0.1%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(a)		484	493,792

Food Products(o) — 0.0%
Naked Juice LLC
2nd Lien Term Loan, 01/24/30		38	38,190
Delayed Draw Term Loan, 01/24/29		15	30,966
Term Loan, 01/24/29		269	268,372

			337,528

Gas Utilities — 0.0%
Freeport LNG Investments, LLLP, Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 12/21/28		328	326,644

Health Care Equipment & Supplies — 0.2%
Embecta Corp, Term Loan B, 01/27/29(o)		237	236,853
Ortho-Clinical Diagnostics SA
2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.10%, 06/30/25.		100	100,179
EUR Term Loan B, (EURIBOR + 3.50%), 3.50%, 06/30/25	EUR	875	982,143

			1,319,175

Health Care Providers & Services — 0.3%
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.00%, 01/08/27	USD	229	229,505
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 3.86%, 10/10/25		784	605,905

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
LifePoint Health, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 11/16/25	USD	146	$145,291
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 04/29/25		300	286,427
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%, 0.50% Floor), 3.25%, 12/11/26		489	487,015

			1,754,143

Health Care Services — 0.0%
Medical Solutions LLC, 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%, 0.50% floor), 7.50%, 11/01/29		149	147,014

Health Care Technology — 0.5%
Athenahealth, Inc.
2021 Term Loan B1, (3 mo. LIBOR + 4.25%), 4.40%, 02/11/26		157	156,698
2022 Delayed Draw Term loan, 01/26/29(o)		390	387,980
2022 Term Loan, 01/26/29(o)		2,300	2,289,084
Polaris Newco LLC, USD Term Loan B, (3 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 06/02/28		478	477,420

			3,311,182

Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment, LLC, 2022 Term Loan B, (SOFRTE + 4.00%, 0.50% Floor), 4.50%, 01/27/29 ..		363	363,908
Great Canadian Gaming Corp., 2021 Term Loan, (3 mo. LIBOR + 4.00%, 0.75% floor), 4.75%, 11/01/26		71	71,036
IRB Holding Corp, 2022 Term Loan B, (SOFRTE + 3.00%, 0.75% Floor), 3.75%, 12/15/27		463	463,320
Life Time Fitness, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 1.00% Floor), 5.75%, 12/16/24		100	100,433
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 2.47%, 07/21/26		39	39,331

			1,038,028

Household Durables — 0.0%
Springs Windows Fashions LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% floor), 4.75%, 10/06/28		347	344,724

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.11%, 08/12/26		44	43,865

Industrial Conglomerates — 0.2%
PSAV Holdings Corp., 2018 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 1.00% Floor), 8.25%, 09/01/25		623	494,009
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		193	194,406
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.85%, 03/02/27		425	423,089

			1,111,504

Insurance — 0.3%
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 05/09/25.		249	246,017
2021 Term Loan B4, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 11/06/27		283	282,760

Security		Par (000)	Value

Insurance (continued)
AssuredPartners, Inc., 2022 Term Loan, 02/12/27(o)	USD	265	$264,338
HUB International Ltd., 2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25		242	241,521
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 09/01/27		235	234,339
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.36%, 12/31/25.		176	175,183
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 09/03/26.		274	273,359
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		201	200,934

			1,918,451

Interactive Media & Services — 0.1%
Camelot Finance SA, 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/30/26		150	149,163
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		204	204,455

			353,618

Internet & Direct Marketing Retail — 0.0%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 11/08/27		292	291,614

IT Services — 0.3%
Banff Merger Sub, Inc.
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 5.50%, 0.50% Floor), 6.00%, 02/27/26		529	532,084
2021 USD Term Loan, (3 mo. LIBOR + 3.75%), 3.97%, 10/02/25		347	345,503
Camelot Finance SA, Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 10/30/26		202	201,123
Greeneden US Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		336	335,368
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 02/12/27		213	210,953
TierPoint LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/05/26		167	167,277

			1,792,308

Life Sciences Tools & Services — 0.1%
ICON Luxembourg Sarl
LUX Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 07/03/28		454	452,977
US Term Loan, (3 mo. LIBOR + 2.25%, 0.50% Floor), 2.75%, 07/03/28		113	112,659

			565,636

Machinery — 0.4%
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 10/21/28		290	289,669
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 1.86%, 03/01/27		104	103,065
Madison IAQ LLC, Term Loan, (6 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 06/21/28		126	125,813

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery (continued)
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR + 5.00%), 5.11%, 09/21/26	USD	514	$513,686
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.35%, 03/28/25		1,587	1,563,870

			2,596,103

Media — 0.6%
Altice Financing SA, 2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 2.99%, 07/15/25		44	43,112
Altice France SA, 2018 Term Loan B13, (2 mo. LIBOR + 4.00%), 4.11%, 08/14/26		205	204,422
AMC Entertainment Holdings, Inc., 04/22/26(o)		295	262,040
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.80%, 08/21/26		944	929,976
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/11/26		234	233,394
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		90	85,129
MH Sub I LLC 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.61%, 09/13/24		229	227,770
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/13/24		230	229,120
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.36%, 02/12/29		66	66,289
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 03/09/27		1,507	1,484,849

			3,766,101
Metals & Mining — 0.0%
Grinding Media Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/12/28		120	119,626

Oil, Gas & Consumable Fuels — 0.4%
Ascent Resources Utica LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR + 9.00%, 1.00% Floor), 10.00%, 11/01/25		2,463	2,648,117
Citgo Holding, Inc., 2019 Term Loan B, (1 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		202	199,118
McDermott Technology Americas, Inc., 2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.11%, 06/28/24(a)		17	10,323

			2,857,558
Pharmaceuticals — 0.1%
Endo Luxembourg Finance Co. I Sarl, 2021 Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 03/27/28		736	715,841
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.11%, 06/02/25		155	153,793

			869,634
Professional Services — 0.1%
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 02/06/26		405	403,015
Dun & Bradstreet Corporation, 2022 Incremental Term Loan B2, 01/18/29(a)(o)		232	231,420

			634,435

Security		Par (000)	Value

Real Estate Management & Development — 0.1%
Chamberlain Group Inc, Term Loan B, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 11/03/28	USD	473	$471,818

Semiconductors & Semiconductor Equipment — 0.1%
MKS Instruments, Inc., 2021 USD Term Loan, 10/21/28(o)		443	442,030

Software — 1.3%
Barracuda Networks, Inc., 2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		228	229,631
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%, 0.50% Floor), 6.50%, 10/08/29(a)		341	340,147
2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.50% Floor), 4.25%, 10/08/28		974	970,961
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.50%, 05/28/24		315	306,516
Epicor Software Corp.
2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		117	119,267
2020 Term Loan, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 07/30/27		319	318,257
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 3.75%), 3.97%, 03/11/28		152	151,155
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/27/28		1,009	1,005,937
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 0.75% Floor), 9.00%, 07/27/29		530	528,675
Planview Parent, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/18/28(a)		195	194,513
Proof Point, Inc., 2nd Lien Term Loan, (3 mo. LIBOR + 6.25%, 0.50% Floor), 6.75%, 08/31/29		457	460,286
Proofpoint, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 0.50% floor), 3.75%, 08/31/28		309	307,282
RealPage, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 0.50% floor), 3.75%, 04/24/28		414	411,677
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.36%, 05/30/25		18	17,805
Sabre GLBL, Inc.
2021 Term Loan B1, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 12/17/27		204	201,161
2021 Term Loan B2, (1 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 12/17/27		326	320,663
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.50% Floor), 4.00%, 10/07/27		983	981,640
Sovos Compliance LLC, 2021 Term Loan, (1 mo. LIBOR + 4.50%, 0.50% Floor), 5.00%, 08/11/28		192	192,824
SS&C Technologies Holdings Europe Sarl, 2018 Term Loan B4, (1 mo. LIBOR + 1.75%), 1.86%, 04/16/25.		71	70,023
SS&C Technologies, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 1.86%, 04/16/25		97	96,244
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.36%, 03/03/28		232	232,580
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%, 0.50% Floor), 5.75%, 05/03/27		409	411,896

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Ultimate Software Group, Inc. (continued)
2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50%floor), 3.75%, 05/04/26	USD	215	$214,291
Term Loan B, (1 mo. LIBOR + 3.75%), 3.86%, 05/04/26.		304	303,780

			8,387,211

Specialty Retail — 0.1%
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28		729	727,738
Staples, Inc., 7 Year Term Loan, (3 mo. LIBOR + 5.00%), 5.13%, 04/16/26		183	174,037

			901,775

Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc., Term Loan B, 01/26/29(o)		1,146	1,138,265

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.50%floor), 3.75%, 02/03/28.		130	129,144
SRS Distribution Inc., 2022 Incremental Term Loan, 06/02/28(o)		137	136,915

			266,059

Total Floating Rate Loan Interests — 9.5% (Cost: $61,477,496)			61,469,378

Foreign Agency Obligations

Argentina — 0.0%
Argentine Republic Government International Bond, 2.50%, 07/09/41(n)		802	285,229

Bahrain — 0.1%
Bahrain Government International Bond, 7.00%, 01/26/26(e)		301	323,914

Colombia — 0.2%
Colombia Government International Bond
8.13%, 05/21/24		159	178,259
4.50%, 01/28/26(g)		342	352,645
3.88%, 04/25/27(g)		477	468,295
3.13%, 04/15/31		580	497,096

			1,496,295

Dominican Republic — 0.3%
Dominican Republic International Bond
5.95%, 01/25/27(e)		531	580,781
4.50%, 01/30/30(c)		443	434,223
4.88%, 09/23/32(c)		550	539,619
6.40%, 06/05/49(e)		271	270,712

			1,825,335

Egypt — 0.3%
Egypt Government International Bond
5.75%, 05/29/24(c)		200	204,000
5.88%, 06/11/25(e)		603	609,030
7.60%, 03/01/29(e)		471	455,104
6.38%, 04/11/31(c)	EUR	130	127,792

Security		Par (000)	Value

Egypt (continued)
Egypt Government International Bond (continued)
8.50%, 01/31/47(c)	USD	502	$419,170
7.50%, 02/16/61(c)		200	154,750

			1,969,846

Guatemala — 0.1%
Guatemala Government Bond(c)
5.38%, 04/24/32		200	215,662
4.65%, 10/07/41		200	192,913

			408,575

Iceland — 0.5%
Iceland Government International Bond, 5.88%, 05/11/22(e)(g)		3,415	3,455,787

Indonesia — 0.1%
Indonesia Government International Bond(g)
4.10%, 04/24/28		317	344,004
5.35%, 02/11/49		295	356,983

			700,987

Mexico — 0.1%
Mexico Government International Bond
3.75%, 01/11/28(g)		200	210,300
2.66%, 05/24/31		200	188,400

			398,700

Mongolia — 0.0%
Mongolia Government International Bond, 5.13%, 04/07/26(e)		250	252,527

Morocco — 0.1%
Morocco Government International Bond
3.00%, 12/15/32(c)		300	277,125
4.00%, 12/15/50(e)		311	267,460

			544,585

Oman — 0.1%
Oman Government International Bond(e)
6.50%, 03/08/47		309	293,936
6.75%, 01/17/48		309	302,434

			596,370

Panama — 0.2%
Panama Government International Bond(g)
3.16%, 01/23/30		727	730,998
4.50%, 04/16/50		407	416,107

			1,147,105

Paraguay — 0.1%
Paraguay Government International Bond, 4.70%, 03/27/27(e)		305	329,076

Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31(g)		233	225,471
1.86%, 12/01/32(g)		373	328,077
3.00%, 01/15/34		176	168,696

			722,244

Portugal — 0.6%
Portugal Government International Bond, 5.13%, 10/15/24(c)(g)		3,680	4,024,787

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Qatar — 0.1%
Qatar Government International Bond
4.00%, 03/14/29(c)	USD	478	$525,800
4.40%, 04/16/50(e)		200	236,500

			762,300

Romania — 0.1%
Romanian Government International Bond, 3.00%, 02/14/31(c)		458	443,802

Russia — 0.1%
Russian Foreign Bond - Eurobond, 4.25%, 06/23/27(e)		600	599,400

Saudi Arabia — 0.1%
Saudi Government International Bond
4.38%, 04/16/29(c)		200	223,776
4.50%, 04/17/30(e)(g)		362	409,965
2.25%, 02/02/33(e)		200	190,222

			823,963

Sri Lanka — 0.1%
Sri Lanka Government International Bond(e)
6.85%, 03/14/24		400	204,325
7.85%, 03/14/29		400	194,825

			399,150

Ukraine — 0.1%
Ukraine Government International Bond
8.99%, 02/01/24(e)		224	207,200
7.75%, 09/01/24(e)		280	249,777
7.75%, 09/01/25(e)		226	198,880
7.25%, 03/15/33(c)		371	311,640

			967,497

Uruguay — 0.0%
Uruguay Government International Bond, 4.98%, 04/20/55		198	244,222

Total Foreign Agency Obligations — 3.5% (Cost: $23,175,054)			22,721,696

Municipal Bonds

California — 0.0%
California County Tobacco Securitization Agency, Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/55(k)		1,230	234,568

Illinois — 0.2%
State of Illinois, GO, 5.10%, 06/01/33		800	890,207

Total Municipal Bonds — 0.2% (Cost: $1,002,157)			1,124,775

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 10.3%
American Home Mortgage Assets Trust,
Series 2006-5, Class A1, (12 mo. MTA + 0.92%), 1.01%, 11/25/46(b)		4,502	1,798,442
CHL Mortgage Pass-Through Trust
Series 2007-J2, Class 2A1, (1 mo. LIBOR US + 0.65%), 0.76%, 07/25/37(b)		2,698	820,386
Series 2007-J2, Class 2A8, 6.00%, 07/25/37		1,490	789,295

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 2.61%, 11/25/36(b)	USD	1,385	$1,323,646
COLT Mortgage Loan Trust(b)(c)
Series 2020-2, Class M1, 5.25%, 03/25/65		2,550	2,567,569
Series 2020-3, Class M1, 3.36%, 04/27/65		2,850	2,861,956
Countrywide Alternative Loan Trust
Series 2005-9CB, Class 1A3, (1 mo. LIBOR US + 0.45%), 0.56%, 05/25/35(b)		1,574	1,465,864
Series 2006-40T1, Class 2A5, (1 mo. LIBOR US + 0.40%), 0.51%, 12/25/36(b)		2,271	215,032
Series 2006-7CB, Class 2A1, 6.50%, 05/25/36		1,698	1,180,728
Series 2006-J7, Class 2A1, (11th District Cost of Funds + 1.50%), 1.72%, 11/20/46(b)		3,518	2,680,792
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,924	1,159,297
Series 2006-OA14, Class 3A1, (12 mo. MTA + 0.85%), 0.94%, 11/25/46(b)		5,160	4,688,545
Series 2006-OA16, Class A2, (1 mo. LIBOR US + 0.38%), 0.49%, 10/25/46(b)		3,384	3,292,229
Series 2006-OA18, Class A1, (1 mo. LIBOR US + 0.24%), 0.35%, 12/25/46(b)		1,967	1,907,681
Series 2006-OA6, Class 1A1A, (1 mo. LIBOR US + 0.42%), 0.53%, 07/25/46(b)		3,843	3,090,710
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.38%), 0.49%, 07/25/46(b)		1,339	1,218,779
Series 2007-12T1, Class A22, 5.75%, 06/25/37		3,686	2,419,856
Series 2007-12T1, Class A5, 6.00%, 06/25/37		1,788	1,210,109
Series 2007-19, Class 1A1, 6.00%, 08/25/37		574	394,782
Series 2007-22, Class 2A16, 6.50%, 09/25/37		7,334	4,020,883
Series 2007-23CB, Class A1, 6.00%, 09/25/37		4,367	3,106,332
Series 2007-4CB, Class 1A3, (1 mo. LIBOR US + 0.35%), 0.46%, 04/25/37(b)		1,947	1,531,945
Series 2007-OA2, Class 1A1, (12 mo. MTA + 0.84%), 0.93%, 03/25/47(b)		2,343	2,117,211
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.40%), 0.51%, 04/25/46(b)		5,268	4,958,562
CSMC(b)(c)
Series 2011-4R, Class 1A2, (1 mo. LIBOR US + 1.50%), 1.60%, 09/27/37		1,553	1,431,236
Series 2021-NQM2, Class M1, 2.28%, 02/25/66		1,500	1,464,252
Ellington Financial Mortgage Trust, Series 2020-1, Class M1, 5.24%, 05/25/65(b)(c)		500	507,421
MFA Trust, Series 2021-NQM1, Class M1, 2.31%, 04/25/65(b)(c)		2,000	1,968,488
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.98%, 05/26/37(c)		5,131	5,223,781
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 05/25/36(b)		6,952	2,102,925
Residential Asset Securitization Trust, Series 2006- A8, Class 2A5, (1 mo. LIBOR US + 0.60%), 0.71%, 08/25/36(b)		6,373	820,834
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(b)(c)		1,750	1,722,249
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(b)(c)		1,057	1,055,820

			67,117,637

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities(c) — 0.7%
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36	USD	2,000	$2,124,995
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. LIBOR US + 0.27%), 0.38%, 07/25/37(b)		1,612	1,550,362
Extended Stay America Trust, Series 2021-ESH, Class D, (1 mo. LIBOR US + 2.25%), 2.36%, 07/15/38(b)		328	327,785
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2006-1A, Class B, (1 mo. LIBOR US + 1.00%), 1.11%, 04/25/31(b)		512	504,558

			4,507,700

Total Non-Agency Mortgage-Backed Securities — 11.0% (Cost: $80,651,655)			71,625,337

Preferred Securities

Capital Trusts — 6.8%

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(b)(l)		395	443,901

Banks(b) — 2.2%
Al Ahli Bank of Kuwait KSCP, 7.25%(e)(l)		200	208,475
Banco Davivienda SA, 6.65%(c)(l)		200	197,750
Banco Mercantil del Norte SA, 5.88%(c)(l)		205	197,671
Bank of East Asia Ltd., 5.88%(e)(l)		250	256,453
BBVA Bancomer SA, 5.13%, 01/18/33(e)		200	201,018
Burgan Bank SAK, 5.75%(e)(l)		250	247,938
Credit Agricole S.A., 4.75%, 12/31/99(c)(l)		460	451,375
Industrial & Commercial Bank of China Ltd., 3.20%(e)(l)		210	211,838
ING Groep NV, 3.88%(l)		1,750	1,601,250
Kasikornbank PCL, 5.28%(e)(l)		246	252,811
Nanyang Commercial Bank Ltd., 5.00%(e)(l)		200	201,750
Nordea Bank Abp, 3.75%(c)(l)		560	508,200
Rizal Commercial Banking Corp., 6.50%(e)(l)		200	201,725
TMBThanachart Bank PCL, 4.90%(e)(l)		250	247,781
Wells Fargo & Co., Series S, 5.90%(g)(l)		8,800	9,020,000

			14,006,035

Building Materials — 0.0%
Cemex SAB de CV, 5.13%(b)(c)(l)		200	200,302

Capital Markets — 0.4%
Bank of New York Mellon Corp., Series I, 3.75%(b)(l)		2,845	2,759,650

Diversified Financial Services(b)(l) — 3.4%
Banco Santander SA, 4.38%(e)	EUR	200	223,630
Bank of America Corp.(g)
Series AA, 6.10%	USD	2,880	3,104,381
Series X, 6.25%		5,535	5,867,100
Barclays PLC, 4.38%		585	552,298
Credit Suisse Group AG, 6.38%(c)		358	373,663
HSBC Holdings PLC, 6.00%(g)		695	733,663
JPMorgan Chase & Co.
Series FF, 5.00%(g)		1,025	1,042,937
Series HH, 4.60%		320	318,400
Series R, 6.00%		174	180,721
Natwest Group PLC, 6.00%(g)		1,185	1,247,923
Societe Generale SA(c)(g) 5.38%		3,000	3,019,500

Security		Par (000)	Value

Diversified Financial Services (continued)
Societe Generale SA(c)(g) (continued) 6.75%	USD	3,000	$3,195,000
UBS Group AG, 3.88%(c)		1,750	1,680,437
Woori Bank, 4.25%(e)		250	257,969

			21,797,622

Diversified Telecommunication Services(b)(e)(l) — 0.0%
Koninklijke KPN NV, 2.00%	EUR	100	111,462
Telefonica Europe BV, 4.38%		100	119,371

			230,833
Electric Utilities(b) — 0.5%
Edison International, Series B, 5.00%(l)	USD	220	219,160
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(g)		2,500	2,778,385

			2,997,545

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26(e)	EUR	100	112,907

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%(b)(c)(l)	USD	307	305,465

Insurance — 0.0%
Heungkuk Life Insurance Co. Ltd., 4.48%(b)(e)(l)		200	201,163

Oil, Gas & Consumable Fuels(b)(e)(l) — 0.0%
Abertis Infraestructuras Finance BV, 3.25%	EUR	100	112,064
Repsol International Finance BV, 4.25%		100	118,103

			230,167

Real Estate Management & Development(b)(e)(l) — 0.1%
Aroundtown SA, 3.38%		100	114,277
Citycon OYJ, 4.50%		100	109,966
Heimstaden Bostad AB, 3.00%		100	104,200

			328,443

Transportation Infrastructure — 0.0%

Poste Italiane SpA, 2.63%(b)(e)(l)		100	105,011

Utilities — 0.0%
Electricite de France SA, 3.00%(b)(e)(l)		200	218,983

			43,938,027

		Shares

Preferred Stocks — 2.2%(b)(l)

Capital Markets — 2.2%
Goldman Sachs Group, Inc., Series J		395,017	10,338,969
Morgan Stanley
Series F		100,000	2,712,000
Series K		60,125	1,659,450

			14,710,419

Total Preferred Securities — 9.0% (Cost: $57,235,549)			58,648,446

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Securities

Agency Obligations — 5.3%
Uniform Mortgage-Backed Securities
3.63%, 03/27/32(c)	USD	222	$222,000
2.50%, 10/01/51 - 01/01/52(g)		33,384	33,644,592
4.00%, 01/31/52		200	205,000
4.50%, 01/19/63		200	202,200

			34,273,792

Collateralized Mortgage Obligations — 1.0%
Government National Mortgage Association, Series 2017-136, Class GB, 3.00%, 03/20/47		944	952,645
Uniform Mortgage-Backed Securities, Series 4480, Class ZX, 4.00%, 11/15/44		5,246	5,591,338

			6,543,983

Mortgage-Backed Securities — 24.8%
Fannie Mae Mortgage-Backed Securities, 2.50%, 12/01/51(g)		23,036	23,139,991
Uniform Mortgage-Backed Securities
4.50%, 11/01/23 - 07/01/55(g)(p)		21,190	23,140,984
4.00%, 02/01/34 - 04/01/56(g)		21,828	23,691,726
2.00%, 11/01/50 - 02/14/52(g)(p)		35,845	35,004,691
2.50%, 02/01/52(p)		56,450	56,352,976

			161,330,368

Total U.S. Government Sponsored Agency Securities — 31.1% (Cost: $204,633,505)			202,148,143

		Shares

Warrants

Entertainment — 0.0%
Aviron Capital LLC (Expires 12/16/31)(a)(f)		10	—

Total Warrants — 0.0% (Cost: $ — )			—

Total Long-Term Investments — 161.5% (Cost: $1,060,572,765)			1,048,713,979

Short-Term Securities

Money Market Funds — 2.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(q)(r)		13,545,252	13,545,252

Total Short-Term Securities — 2.1% (Cost: $13,545,252)			13,545,252

Options Purchased — 0.4% (Cost: $2,185,692)			2,427,821

Total Investments Before TBA Sale Commitments and Options Written — 164.0% (Cost: $1,076,303,709)			1,064,687,052

Security		Par (000)	Value

TBA Sale Commitments(p)

Mortgage-Backed Securities — (10.0)%
Uniform Mortgage-Backed Securities
2.00%, 02/14/52	USD	(9,000)	$(8,773,594)
2.50%, 02/12/51		(56,450)	(56,352,976)

Total TBA Sale Commitments — (10.0)% (Proceeds: $(65,701,566))			(65,126,570)

Options Written — (0.9)% (Premiums Received: $(3,586,801))			(5,523,130)

Total Investments, Net of TBA Sale Commitments and Options Written — 153.1% (Cost: $1,007,015,342)			994,037,352

Liabilities in Excess of Other Assets — (53.1)%			(344,638,714)

Net Assets — 100.0%			$ 649,398,638

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than 1,000.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Non-income producing security.
(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Perpetual security with no stated maturity date.
(m)	When-issued security.
(n)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Represents or includes a TBA transaction.
(q)	Affiliate of the Trust.
(r)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$36,212,415	$—	$(22,667,163	)(a)	$—	$—	$13,545,252	13,545,252	$513	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas S.A	0.65	%(b)	05/19/21	Open		$748,294	$751,658	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	05/28/21	Open		218,729	219,131	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A	0.55	(b)	06/02/21	Open		127,635	128,118	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.55	(b)	06/02/21	Open		573,530	575,715	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.55	(b)	06/02/21	Open		405,300	406,835	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.55	(b)	06/02/21	Open		786,097	789,075	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	06/02/21	Open		292,110	293,315	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	06/02/21	Open		251,940	252,960	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	06/02/21	Open		335,723	337,082	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	06/02/21	Open		806,310	809,666	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	06/02/21	Open		2,895,220	2,907,923	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	06/02/21	Open		1,138,467	1,143,463	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	06/02/21	Open		413,400	415,214	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	06/02/21	Open		941,162	945,292	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.55	(b)	06/03/21	Open		4,011,200	4,026,030	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A	0.60	(b)	06/03/21	Open		1,463,040	1,468,941	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	06/03/21	Open		703,972	706,812	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	06/03/21	Open		815,797	819,088	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.63	(b)	06/03/21	Open		1,027,055	1,031,405	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	06/03/21	Open		875,617	879,443	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	06/03/21	Open		640,628	643,427	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	06/03/21	Open		987,806	992,122	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.55	(b)	06/04/21	Open		1,066,007	1,069,900	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.58	(b)	06/04/21	Open		568,488	570,677	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.58	(b)	06/04/21	Open		654,439	656,959	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	06/04/21	Open		493,870	496,001	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	06/07/21	Open		318,553	319,927	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		768,281	770,810	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		851,200	854,002	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		1,713,319	1,718,958	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		1,246,087	1,250,189	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		548,885	550,692	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		638,691	640,794	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		1,234,494	1,238,557	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		568,215	570,085	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		590,550	592,494	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		186,900	187,515	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		724,066	726,450	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		556,140	557,971	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		561,720	563,569	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		540,940	542,721	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		737,100	739,526	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		602,950	604,935	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		508,500	510,174	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/08/21	Open		771,192	773,731	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	06/08/21	Open		195,122	195,507	Foreign Agency Obligations	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Suisse Securities (USA) LLC	0.30	%(b)	06/08/21	Open		$322,288	$322,924	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		447,435	448,618	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		367,031	368,002	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		513,523	514,880	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		503,815	505,147	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		376,188	377,182	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		607,104	608,709	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		369,075	370,051	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		132,076	132,424	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		646,121	647,823	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		606,365	607,962	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		1,082,812	1,085,664	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		544,620	546,054	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		43,394	43,508	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		316,350	317,183	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		291,094	291,860	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		1,617,724	1,621,984	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		1,260,682	1,264,002	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/08/21	Open		399,630	400,682	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.30	(b)	06/09/21	Open		1,881,487	1,885,188	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.30	(b)	06/09/21	Open		3,030,812	3,036,773	Foreign Agency Obligations	Open/Demand
Barclays Bank PLC	0.50	(b)	06/09/21	Open		8,250,000	8,277,042	Capital Trusts	Open/Demand
Barclays Bank PLC	0.50	(b)	06/09/21	Open		6,562,500	6,584,010	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		689,081	691,340	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		593,583	595,528	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open		726,250	728,631	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/09/21	Open		711,220	712,525	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/09/21	Open		457,714	458,914	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/09/21	Open		195,428	195,940	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/09/21	Open		145,991	146,374	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	06/09/21	Open		158,415	158,830	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/09/21	Open		650,000	651,918	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.30	(b)	06/11/21	Open		3,001,087	3,006,890	Capital Trusts	Open/Demand
Barclays Bank PLC	0.30	(b)	06/11/21	Open		1,071,250	1,073,321	Capital Trusts	Open/Demand
Barclays Bank PLC	0.30	(b)	06/11/21	Open		3,192,922	3,199,095	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.35	(b)	06/11/21	Open		4,020,000	4,029,067	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	06/11/21	Open		1,832,500	1,838,405	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	06/11/21	Open		2,538,750	2,546,930	Capital Trusts	Open/Demand
Barclays Bank PLC	0.50	(b)	06/11/21	Open		507,919	509,555	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	06/11/21	Open		1,732,500	1,738,083	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		359,599	360,757	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/11/21	Open		1,402,992	1,407,513	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/11/21	Open		1,795,937	1,799,178	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/11/21	Open		605,625	606,718	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/11/21	Open		384,125	384,818	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.28	(b)	06/11/21	Open		2,625,000	2,629,737	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/18/21	Open		89,700	89,984	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/23/21	Open		852,825	855,466	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.30	(b)	06/29/21	Open		205,275	205,644	Capital Trusts	Open/Demand
Barclays Bank PLC	0.30	(b)	06/29/21	Open		1,309,800	1,312,158	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.30	(b)	06/29/21	Open		4,236,937	4,244,564	Capital Trusts	Open/Demand
Barclays Bank PLC	0.30	(b)	06/29/21	Open		691,145	692,389	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.30	(b)	06/29/21	Open		1,992,500	1,996,087	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	06/29/21	Open		2,583,750	2,591,501	Capital Trusts	Open/Demand
Barclays Bank PLC	0.50	(b)	06/29/21	Open		880,175	882,816	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	06/29/21	Open		1,030,950	1,034,043	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		527,088	528,669	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		1,718,640	1,723,796	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		661,458	663,442	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		793,760	796,141	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		1,215,982	1,219,630	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/29/21	Open		662,905	664,894	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Barclays Capital, Inc.	0.50	%(b)	06/29/21	.Open		$763,875	$766,167	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/06/21	Open		1,655,280	1,659,124	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/06/21	Open		1,171,970	1,174,692	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/06/21	Open		1,066,155	1,068,631	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/09/21	Open		1,094,919	1,098,021	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.55	(b)	07/09/21	Open		346,750	347,831	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	07/09/21	Open		388,643	390,074	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	07/13/21	Open		804,151	806,859	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/13/21	Open		575,456	576,748	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.45	(b)	07/14/21	Open		1,089,485	1,092,222	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.50	(b)	07/14/21	Open		1,122,367	1,125,501	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.29	(b)	07/15/21	Open		845,487	846,850	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.43	(b)	07/15/21	Open		877,200	879,296	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.45	(b)	07/15/21	Open		538,750	540,097	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		596,250	597,078	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		2,901,565	2,905,595	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		1,749,375	1,751,805	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		861,000	862,196	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		458,000	458,636	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		369,675	370,188	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		1,078,000	1,079,497	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		757,750	758,802	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		808,500	809,623	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		530,438	531,174	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		853,012	854,197	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		124,875	125,048	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		447,836	448,458	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		897,187	898,434	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		538,945	539,694	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		1,007,812	1,009,212	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		678,438	679,380	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		721,912	722,915	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		480,500	481,167	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		492,500	493,184	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		508,000	508,706	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		485,000	485,674	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		1,017,000	1,018,413	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		780,937	782,022	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		554,375	555,145	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		2,949,019	2,953,115	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		555,100	555,871	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		1,304,687	1,306,500	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		394,975	395,524	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		293,125	293,532	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		595,000	595,826	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		2,646,000	2,649,675	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		1,161,250	1,162,863	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/15/21	Open		318,150	318,592	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.47	(b)	07/16/21	Open		718,275	720,122	Corporate Bonds	Open/Demand
Barclays Bank PLC	(0.25	)(b)	07/19/21	Open		177,500	177,258	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.55	(b)	07/20/21	Open		500,894	502,753	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/20/21	Open		492,769	493,836	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/20/21	Open		532,703	533,857	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/20/21	Open		504,175	505,267	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/20/21	Open		462,070	463,071	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/20/21	Open		486,570	487,624	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/20/21	Open		523,933	525,068	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	(0.50	)(b)	07/21/21	Open		684,688	682,843	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.55	(b)	07/22/21	Open		681,150	683,650	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	07/22/21	Open		1,114,296	1,118,179	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	07/22/21	Open		1,104,327	1,108,176	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	07/22/21	Open		1,240,720	1,245,044	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)
RBC Capital Markets LLC	0.25	%(b)	07/22/21	Open		$327,630	$328,069	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		147,900	148,217	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		646,380	647,766	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		315,563	316,239	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		187,208	187,609	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		167,580	167,939	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		886,559	888,460	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		452,078	453,047	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		249,851	250,387	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		114,180	114,425	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		402,720	403,584	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		1,366,540	1,369,470	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		1,132,115	1,134,543	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		843,526	845,335	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		515,235	516,340	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		372,300	373,098	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		176,245	176,623	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		3,416,250	3,423,576	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		502,226	503,303	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		1,146,360	1,148,818	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		829,170	830,948	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		178,094	178,476	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		270,300	270,880	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		378,000	378,811	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/22/21	Open		99,325	99,538	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	07/23/21	Open		620,800	621,914	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.35	(b)	07/23/21	Open		603,838	604,953	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.37	(b)	07/23/21	Open		590,388	591,540	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.37	(b)	07/23/21	Open		565,756	566,861	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/27/21	Open		660,935	662,316	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/29/21	Open		908,406	909,814	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/29/21	Open		13,744	13,765	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/29/21	Open		415,013	415,656	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/29/21	Open		1,022,805	1,024,919	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		845,575	847,759	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		904,812	907,150	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		498,438	499,725	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		129,060	129,393	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		612,763	614,345	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		1,780,120	1,784,719	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		895,747	898,062	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		29,800	29,877	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		163,445	163,867	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		1,342,120	1,345,587	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		261,184	261,858	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		522,675	524,025	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		388,068	389,070	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		891,800	894,104	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		118,140	118,445	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		1,085,256	1,088,060	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/29/21	Open		223,355	223,932	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.25	(b)	07/29/21	Open		1,231,250	1,232,840	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.25	(b)	07/29/21	Open		572,500	573,239	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	07/29/21	Open		391,738	392,284	Foreign Agency Obligations	Open/Demand

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Agricole Corporate and Investment Bank	0.27	%(b)	07/29/21	Open		$310,989	$311,423	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.30	(b)	07/29/21	Open		1,477,500	1,479,790	Capital Trusts	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/29/21	Open		863,651	865,436	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	08/03/21	Open		1,298,400	1,301,664	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	08/03/21	Open		531,019	532,354	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	08/03/21	Open		1,312,905	1,315,545	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	08/03/21	Open		324,370	325,022	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	08/04/21	Open		192,270	192,751	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	08/04/21	Open		387,603	388,378	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.50	(b)	08/09/21	Open		1,701,976	1,706,113	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.34	(b)	09/16/21	Open		464,310	464,911	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/20/21	Open		707,000	708,306	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/20/21	Open		700,931	702,236	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	09/22/21	Open		261,750	262,134	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.47	(b)	10/01/21	Open		504,875	505,666	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.50	(b)	10/06/21	Open		907,705	909,193	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	10/12/21	Open		1,648,211	1,650,752	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.63	(b)	10/12/21	Open		1,022,351	1,024,337	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.50	(b)	10/18/21	Open		278,731	279,138	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	10/22/21	Open		811,125	812,240	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	10/22/21	Open		414,775	415,345	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.45	(b)	10/27/21	Open		795,375	796,329	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.55	(b)	10/27/21	Open		482,588	483,295	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.10	(b)	10/28/21	Open		433,613	433,727	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.11	(b)	10/28/21	Open		239,951	240,021	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.15	(b)	10/28/21	Open		881,182	881,531	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.15	(b)	10/28/21	Open		270,663	270,770	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.15	(b)	10/28/21	Open		127,065	127,115	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.15	(b)	10/28/21	Open		904,162	904,520	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.15	(b)	10/28/21	Open		488,700	488,893	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.15	(b)	10/28/21	Open		413,131	413,295	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.15	(b)	10/28/21	Open		366,420	366,565	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.15	(b)	10/28/21	Open		209,950	210,033	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.47	(b)	10/29/21	Open		435,240	435,763	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	11/02/21	Open		798,607	799,406	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	11/05/21	Open		490,500	491,079	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.50	(b)	11/08/21	Open		161,000	161,188	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	11/08/21	Open		182,569	182,782	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.27	(b)	11/08/21	Open		346,938	347,156	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	11/09/21	Open		169,894	170,050	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	11/10/21	Open		215,156	215,423	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.33	(b)	11/10/21	Open		332,850	333,097	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	11/16/21	Open		249,380	249,643	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.47	(b)	11/16/21	Open		704,996	705,696	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.55	(b)	11/16/21	Open		1,037,900	1,039,105	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	11/16/21	Open		334,950	335,233	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(3.00	)(b)	11/17/21	Open		159,485	158,488	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.60	(b)	11/17/21	Open		927,990	929,150	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	11/17/21	Open		68,371	68,428	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.15	(b)	11/18/21	Open		416,779	416,907	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	11/23/21	Open		239,019	239,270	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	11/26/21	Open		1,087,121	1,088,436	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	12/01/21	Open		581,018	581,510	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	12/01/21	Open		906,125	906,739	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	12/06/21	Open		637,922	638,220	Corporate Bonds	Open/Demand
Barclays Bank PLC	0.55	(b)	12/08/21	Open		180,750	180,899	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.45	(b)	12/08/21	Open		345,420	345,653	Foreign Agency Obligations	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Agricole Corporate and Investment Bank	0.27	%(b)	12/08/21	Open		$513,166	$513,374	Foreign Agency Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	0.32	(b)	12/08/21	Open		574,828	575,104	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.25	(b)	12/09/21	Open		402,725	402,873	Foreign Agency Obligations	Open/Demand
RBC Capital Markets LLC	(0.60	)(b)	12/20/21	Open		158,015	157,904	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	12/20/21	Open		807,795	808,172	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	12/20/21	Open		78,488	78,525	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	12/29/21	Open		180,863	180,974	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.35	(b)	01/04/22	Open		614,010	614,171	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	01/05/22	Open		958,954	959,300	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	01/06/22	Open		376,275	376,380	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(1.75	)(b)	01/10/22	Open		344,583	344,231	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.55	(b)	01/10/22	Open		319,510	319,613	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		26,573	26,574	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		1,458,578	1,458,647	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		975,154	975,200	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		1,254,791	1,254,850	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		250,869	250,881	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		1,543,265	1,543,339	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		4,622,698	4,622,917	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		1,105,173	1,105,226	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		38,821	38,822	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		22,682,310	22,688,445	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		1,973,131	1,973,225	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		39,059	39,061	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		3,236,677	3,236,831	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		6,934,548	6,934,878	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		609,469	609,498	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		3,799,150	3,799,330	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		876,338	876,380	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		1,508,424	1,508,496	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		460,789	460,811	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		11,292	11,293	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		561,332	561,359	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		820,702	820,741	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		714,940	714,974	U.S. Government Sponsored Agency Securities	Up to 30 Days

31

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Agricole Corporate and Investment Bank	0.09%	01/12/22	02/14/22		$14,661	$14,662	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		831,914	831,954	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		636,192	636,223	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		1,555,355	1,555,429	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		184,948	184,957	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		2,408,660	2,408,775	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		719,901	719,935	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		173,448	173,456	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		156,916	156,923	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		1,807,219	1,807,305	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		3,133,091	3,133,240	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		35,705	35,707	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		362,297	362,314	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		1,908,198	1,908,288	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		21,451	21,452	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		43,511	43,513	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		4,893,292	4,893,524	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		2,106,866	2,106,967	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		660,399	660,431	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		1,805,456	1,805,542	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		35,931	35,932	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		1,039,066	1,039,115	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		1,052,398	1,052,448	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		1,289,680	1,289,741	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		1,356,197	1,356,262	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		894,594	894,636	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		1,319,940	1,320,003	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		646,897	646,927	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		920,080	920,123	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		640,697	640,727	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09	01/12/22	02/14/22		6,334,080	6,334,381	U.S. Government Sponsored Agency Securities	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Credit Agricole Corporate and Investment Bank	0.09%		01/12/22	02/14/22		$1,235,946	$1,236,005	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		1,280,127	1,280,188	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		142,493	142,500	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		8,506,519	8,506,923	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.09		01/12/22	02/14/22		31,232	31,233	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.10		01/12/22	02/14/22		6,466,693	6,467,035	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.10		01/12/22	02/14/22		2,869,308	2,869,460	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.10		01/12/22	02/14/22		9,553,491	9,553,995	U.S. Government Sponsored Agency Securities	Up to 30 Days
Credit Agricole Corporate and Investment Bank	0.37	(b)	01/13/22	Open		551,650	551,752	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.38	(b)	01/18/22	Open		357,500	357,553	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.55	(b)	01/19/22	Open		755,402	755,414	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.65	(b)	01/20/22	Open		452,056	452,146	Corporate Bonds	Open/Demand
BNP Paribas S.A	0.47	(b)	01/27/22	Open		610,695	610,727	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	0.35	(b)	01/27/22	Open		269,815	269,826	Corporate Bonds	Open/Demand

						$366,671,746	$367,242,201

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note.	713	03/22/22	$91,242	$623,828
10-Year U.S. Ultra Long Treasury Note	233	03/22/22	33,257	407,209
U.S. Long Bond	95	03/22/22	14,775	387,878
Ultra U.S. Treasury Bond	274	03/22/22	51,658	1,523,677
2-Year U.S. Treasury Note	521	03/31/22	112,841	900,397
5-Year U.S. Treasury Note	838	03/31/22	99,905	1,053,211
90-Day Eurodollar.	42	12/16/24	10,294	53,829

				$4,950,029

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	167,423	EUR	146,740	Citibank N.A.	02/22/22	$2,501
USD	4,970,000	CAD	6,267,533	Westpac Banking Corp.	03/16/22	39,688
USD	13,256,231	EUR	11,708,000	Natwest Markets PLC	03/16/22	90,686

						132,875

CAD	6,209,271	USD	4,970,000	Barclays Bank PLC	03/16/22	(85,519)
USD	11,740	CAD	15,000	Morgan Stanley & Co. International PLC	03/16/22	(60)
USD	2,123,070	GBP	1,601,000	JPMorgan Chase Bank N.A.	03/16/22	(29,567)

33

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,422,638	GBP	2,581,000	JPMorgan Chase Bank N.A.	03/16/22	$(47,666)
USD	116,892	GBP	87,000	State Street Bank and Trust Co.	03/16/22	(84)

						(162,896)

						$(30,021)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10-Year U.S. Treasury Note Future	3	03/25/22	USD	129.00	USD	384	$1,500

Put
10-Year U.S. Treasury Note Future	68	02/18/22	USD	126.00	USD	8,702	5,313

							$6,813

OTC Interest Rate Swaptions Purchased

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional Amount
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	(000)		Value
Call
5-Year Interest Rate Swap, 07/03/27	3-Month LIBOR, 0.31%	Quarterly	1.32%	Semi-Annual	JPMorgan Chase Bank N.A.	07/01/22	1.32%	USD	9,300	$23,843
5-Year Interest Rate Swap, 08/05/27	3-Month LIBOR, 0.31%	Quarterly	1.54%	Semi-Annual	Deutsche Bank AG	08/03/22	1.54	USD	4,720	26,901
30-Year Interest Rate Swap, 01/14/53	1-Day SOFR, 0.05%	Quarterly	1.70%	Semi-Annual	Goldman Sachs International	01/12/23	1.70	USD	850	55,534
5-Year Interest Rate Swap, 01/14/28	1-Day SOFR, 0.05%	Quarterly	1.59%	Semi-Annual	Morgan Stanley & Co. International PLC	01/12/23	1.59	USD	8,070	113,091
10-Year Interest Rate Swap, 11/17/33	3-Month LIBOR, 0.31%	Quarterly	1.94%	Semi-Annual	Bank of America N.A.	11/15/23	1.94	USD	3,082	105,526
10-Year Interest Rate Swap, 06/26/34	3-Month LIBOR, 0.31%	Quarterly	1.97%	Semi-Annual	Goldman Sachs International	06/24/24	1.97	USD	1,940	77,639
10-Year Interest Rate Swap, 06/30/34	3-Month LIBOR, 0.31%	Quarterly	2.00%	Semi-Annual	Goldman Sachs International	06/28/24	2.00	USD	1,940	80,375
10-Year Interest Rate Swap, 07/24/34	3-Month LIBOR, 0.31%	Quarterly	1.68%	Semi-Annual	Goldman Sachs International	07/22/24	1.68	USD	1,970	56,801
10-Year Interest Rate Swap, 07/31/34	3-Month LIBOR, 0.31%	Quarterly	1.55%	Semi-Annual	Bank of America N.A.	07/29/24	1.55	USD	2,520	62,708
10-Year Interest Rate Swap, 08/04/34	3-Month LIBOR, 0.31%	Quarterly	1.68%	Semi-Annual	Wells Fargo Bank N.A.	08/02/24	1.68	USD	45	1,313
10-Year Interest Rate Swap, 08/09/35	3-Month LIBOR, 0.31%	Quarterly	0.91%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,660	24,439
10-Year Interest Rate Swap, 08/09/50	1-Day SOFR, 0.05%	Quarterly	0.65%	Semi-Annual	Morgan Stanley & Co. International PLC	08/07/40	0.65	USD	940	34,276

										662,446

Put
5-Year Interest Rate Swap, 07/03/27	1.32%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	JPMorgan Chase Bank N.A.	07/01/22	1.32	USD	9,300	244,907
10-Year Interest Rate Swap, 07/07/32	1.54%	Semi-Annual	1-Day SOFR, 0.05%	Quarterly	JPMorgan Chase Bank N.A.	07/05/22	1.54	USD	3,390	91,751
5-Year Interest Rate Swap, 07/08/27	1.45%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	JPMorgan Chase Bank N.A.	07/06/22	1.45	USD	9,300	202,321
5-Year Interest Rate Swap, 08/05/27	1.54%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Deutsche Bank AG	08/03/22	1.54	USD	4,720	94,506
30-Year Interest Rate Swap, 01/14/53	1.70%	Semi-Annual	1-Day SOFR, 0.05%	Quarterly	Goldman Sachs International	01/12/23	1.70	USD	850	59,463
5-Year Interest Rate Swap, 01/14/28	1.59%	Semi-Annual	1-Day SOFR, 0.05%	Quarterly	Morgan Stanley & Co. International PLC	01/12/23	1.59	USD	8,070	142,555

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 11/17/33	1.94%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Bank of America N.A.	11/15/23	1.94%	USD	3,083	$132,180
10-Year Interest Rate Swap, 06/26/34	1.97%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Goldman Sachs International	06/24/24	1.97	USD	1,940	90,946
10-Year Interest Rate Swap, 06/30/34	2.00%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Goldman Sachs International	06/28/24	2.00	USD	1,940	88,595
10-Year Interest Rate Swap, 07/24/34	1.68%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Goldman Sachs International	07/22/24	1.68	USD	1,970	122,122
10-Year Interest Rate Swap, 08/04/34	1.68%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Wells Fargo Bank N.A.	08/02/24	1.68	USD	45	2,789
10-Year Interest Rate Swap, 08/07/34	1.80%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Deutsche Bank AG	08/05/24	1.80	USD	3,570	199,197
10-Year Interest Rate Swap, 08/09/35	0.91%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Morgan Stanley & Co. International PLC	08/07/25	0.91	USD	1,660	192,313
10-Year Interest Rate Swap, 08/09/50	0.65%	Semi-Annual	1-Day SOFR, 0.05%	Quarterly	Morgan Stanley & Co. International PLC	08/07/40	0.66	USD	940	94,917

										1,758,562

										$2,421,008

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call
10-Year Interest Rate Swap, 02/20/32	1.62%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Bank of America N.A.	02/18/22	1.62%	USD	2,010	$(1,147)
10-Year Interest Rate Swap, 03/03/32	1.25%	Semi-Annual	1-Day SOFR, 0.05%	Quarterly	Deutsche Bank AG	03/01/22	1.25	USD	2,300	(1,070)
10-Year Interest Rate Swap, 03/03/32	1.35%	Semi-Annual	1-Day SOFR, 0.05%	Quarterly	JPMorgan Chase Bank N.A.	03/01/22	1.35	USD	2,710	(3,039)
10-Year Interest Rate Swap, 03/03/32	1.40%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Deutsche Bank AG	03/01/22	1.40	USD	2,100	(391)
2-Year Interest Rate Swap, 03/03/24	0.51%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Deutsche Bank AG	03/01/22	0.51	USD	20,500	(17)
2-Year Interest Rate Swap, 03/05/24	0.52%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Citibank N.A.	03/03/22	0.52	USD	10,480	(13)
2-Year Interest Rate Swap, 03/23/24	0.56%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Deutsche Bank AG	03/21/22	0.56	USD	10,480	(129)
2-Year Interest Rate Swap, 03/25/24	0.57%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Deutsche Bank AG	03/23/22	0.57	USD	20,560	(299)
2-Year Interest Rate Swap, 04/03/24	0.61%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	JPMorgan Chase Bank N.A.	04/01/22	0.61	USD	28,230	(800)
2-Year Interest Rate Swap, 05/05/24	1.02%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Deutsche Bank AG	05/03/22	1.02	USD	14,150	(6,791)
10-Year Interest Rate Swap, 06/09/32	1.40%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	JPMorgan Chase Bank N.A.	06/07/22	1.40	USD	2,711	(9,334)
10-Year Interest Rate Swap, 09/03/32	1.53%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Morgan Stanley & Co. International PLC	09/01/22	1.53	USD	4,238	(35,360)
10-Year Interest Rate Swap, 10/09/32	1.80%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Deutsche Bank AG	10/07/22	1.80	USD	2,840	(50,160)
10-Year Interest Rate Swap, 10/15/32	1.80%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Deutsche Bank AG	10/13/22	1.80	USD	1,420	(25,107)
2-Year Interest Rate Swap, 10/27/24	1.24%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Morgan Stanley & Co. International PLC	10/25/22	1.24	USD	13,510	(25,939)
2-Year Interest Rate Swap, 10/27/24	1.24%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Morgan Stanley & Co. International PLC	10/25/22	1.23	USD	9,010	(17,195)
2-Year Interest Rate Swap, 11/06/24	1.25%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Morgan Stanley & Co. International PLC	11/04/22	1.25	USD	4,425	(8,870)
10-Year Interest Rate Swap, 11/17/32	1.85%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Bank of America N.A.	11/15/22	1.85	USD	4,290	(89,317)

35

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Call (continued)
10-Year Interest Rate Swap, 12/07/32	1.45%	Semi-Annual	1-Day SOFR, 0.05%	Quarterly	JPMorgan Chase Bank N.A.	12/05/22	1.45%	USD	543	$(8,904)
10-Year Interest Rate Swap, 12/15/32	1.43%	Semi-Annual	1-Day SOFR, 0.05%	Quarterly	Morgan Stanley & Co. International PLC	12/13/22	1.43	USD	3,408	(54,815)
10-Year Interest Rate Swap, 12/17/32	1.42%	Semi-Annual	1-Day SOFR, 0.05%	Quarterly	JPMorgan Chase Bank N.A.	12/15/22	1.42	USD	3,407	(53,688)
10-Year Interest Rate Swap, 12/18/32	1.23%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Goldman Sachs International	12/16/22	1.23	USD	1,980	(11,977)
10-Year Interest Rate Swap, 12/18/32	1.25%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Goldman Sachs International	12/16/22	1.24	USD	1,980	(12,314)
10-Year Interest Rate Swap, 01/01/33	1.25%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Citibank N.A.	12/30/22	1.25	USD	2,180	(14,415)
2-Year Interest Rate Swap, 01/12/25	1.25%	Semi-Annual	1-Day SOFR, 0.05%	Quarterly	Deutsche Bank AG	01/10/23	1.25	USD	16,245	(57,502)
2-Year Interest Rate Swap, 01/14/25	1.25%	Semi-Annual	1-Day SOFR, 0.05%	Quarterly	Barclays Bank PLC	01/12/23	1.25	USD	16,245	(57,328)
2-Year Interest Rate Swap, 01/20/25	1.36%	Semi-Annual	1-Day SOFR, 0.05%	Quarterly	Wells Fargo Bank N.A.	01/18/23	1.36	USD	6,780	(29,869)
10-Year Interest Rate Swap, 03/03/33	2.01%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	Bank of America N.A.	03/01/23	2.01	USD	3,130	(97,317)

										(673,107)

Put
10-Year Interest Rate Swap, 02/09/32	3-Month LIBOR, 0.31%	Quarterly	1.60%	Semi-Annual	Deutsche Bank AG	02/07/22	1.60	USD	2,775	(68,976)
10-Year Interest Rate Swap, 02/20/32	3-Month LIBOR, 0.31%	Quarterly	1.62%	Semi-Annual	Bank of America N.A.	02/18/22	1.62	USD	2,010	(48,617)
2-Year Interest Rate Swap, 02/27/24	3-Month LIBOR, 0.31%	Quarterly	0.75%	Semi-Annual	Deutsche Bank AG	02/25/22	0.75	USD	43,910	(555,235)
10-Year Interest Rate Swap, 03/03/32	1-Day SOFR, 0.05%	Quarterly	1.57%	Semi-Annual	Deutsche Bank AG	03/01/22	1.57	USD	2,570	(29,498)
2-Year Interest Rate Swap, 03/03/24	3-Month LIBOR, 0.31%	Quarterly	0.51%	Semi-Annual	Deutsche Bank AG	03/01/22	0.51	USD	20,500	(359,903)
2-Year Interest Rate Swap, 03/05/24	3-Month LIBOR, 0.31%	Quarterly	0.52%	Semi-Annual	Citibank N.A.	03/03/22	0.52	USD	10,480	(183,214)
2-Year Interest Rate Swap, 03/23/24	3-Month LIBOR, 0.31%	Quarterly	0.56%	Semi-Annual	Deutsche Bank AG	03/21/22	0.56	USD	10,480	(182,279)
2-Year Interest Rate Swap, 03/25/24	3-Month LIBOR, 0.31%	Quarterly	0.57%	Semi-Annual	Deutsche Bank AG	03/23/22	0.57	USD	20,560	(355,703)
2-Year Interest Rate Swap, 04/03/24	3-Month LIBOR, 0.31%	Quarterly	0.61%	Semi-Annual	JPMorgan Chase Bank N.A.	04/01/22	0.61	USD	28,230	(480,802)
2-Year Interest Rate Swap, 04/08/24	3-Month LIBOR, 0.31%	Quarterly	0.74%	Semi-Annual	JPMorgan Chase Bank N.A.	04/06/22	0.74	USD	17,250	(251,360)
2-Year Interest Rate Swap, 05/05/24	3-Month LIBOR, 0.31%	Quarterly	1.02%	Semi-Annual	Deutsche Bank AG	05/03/22	1.02	USD	14,150	(150,817)
10-Year Interest Rate Swap, 06/09/32	3-Month LIBOR, 0.31%	Quarterly	2.40%	Semi-Annual	JPMorgan Chase Bank N.A.	06/07/22	2.40	USD	2,711	(14,042)
10-Year Interest Rate Swap, 07/07/32	1-Day SOFR, 0.05%	Quarterly	1.79%	Semi-Annual	JPMorgan Chase Bank N.A.	07/05/22	1.79	USD	3,390	(53,176)
2-Year Interest Rate Swap, 07/07/24	1-Day SOFR, 0.05%	Quarterly	1.35%	Semi-Annual	JPMorgan Chase Bank N.A.	07/05/22	1.35	USD	13,570	(75,569)
10-Year Interest Rate Swap, 09/03/32	3-Month LIBOR, 0.31%	Quarterly	1.53%	Semi-Annual	Morgan Stanley & Co. International PLC	09/01/22	1.53	USD	4,237	(204,370)
10-Year Interest Rate Swap, 10/09/32	3-Month LIBOR, 0.31%	Quarterly	1.80%	Semi-Annual	Deutsche Bank AG	10/07/22	1.80	USD	2,840	(94,586)
10-Year Interest Rate Swap, 10/15/32	3-Month LIBOR, 0.31%	Quarterly	1.80%	Semi-Annual	Deutsche Bank AG	10/13/22	1.80	USD	1,420	(48,182)
2-Year Interest Rate Swap, 10/27/24	3-Month LIBOR, 0.31%	Quarterly	1.24%	Semi-Annual	Morgan Stanley & Co. International PLC	10/25/22	1.24	USD	13,510	(166,789)
2-Year Interest Rate Swap, 10/27/24	3-Month LIBOR, 0.31%	Quarterly	1.24%	Semi-Annual	Morgan Stanley & Co. International PLC	10/25/22	1.24	USD	9,010	(111,570)

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaptions Written (continued)

	Paid by the Trust		Received by the Trust			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value
Put (continued)
2-Year Interest Rate Swap, 11/04/24	3-Month LIBOR, 0.31%	Quarterly	1.48%	Semi-Annual	JPMorgan Chase Bank N.A.	11/02/22	1.48%	USD	6,120	$(56,365)
2-Year Interest Rate Swap, 11/06/24	3-Month LIBOR, 0.31%	Quarterly	1.25%	Semi-Annual	Morgan Stanley & Co. International PLC	11/04/22	1.25	USD	4,425	(54,806)
10-Year Interest Rate Swap, 11/17/32	3-Month LIBOR, 0.31%	Quarterly	1.85%	Semi-Annual	Bank of America N.A.	11/15/22	1.85	USD	4,290	(141,576)
10-Year Interest Rate Swap, 12/07/32	1-Day SOFR, 0.05%	Quarterly	1.45%	Semi-Annual	JPMorgan Chase Bank N.A.	12/05/22	1.45	USD	543	(22,527)
10-Year Interest Rate Swap, 12/15/32	1-Day SOFR, 0.05%	Quarterly	1.43%	Semi-Annual	Morgan Stanley & Co. International PLC	12/13/22	1.43	USD	3,408	(146,292)
10-Year Interest Rate Swap, 12/17/32	1-Day SOFR, 0.05%	Quarterly	1.42%	Semi-Annual	JPMorgan Chase Bank N.A.	12/15/22	1.42	USD	3,407	(148,855)
10-Year Interest Rate Swap, 12/18/ 32	3-Month LIBOR, 0.31%	Quarterly	1.23%	Semi-Annual	Goldman Sachs International	12/16/22	1.23	USD	1,980	(148,477)
10-Year Interest Rate Swap, 12/18/32	3-Month LIBOR, 0.31%	Quarterly	1.25%	Semi-Annual	Goldman Sachs International	12/16/22	1.24	USD	1,980	(146,558)
10-Year Interest Rate Swap, 01/01/33	3-Month LIBOR, 0.31%	Quarterly	1.25%	Semi-Annual	Citibank N.A.	12/30/22	1.25	USD	2,180	(160,989)
2-Year Interest Rate Swap, 01/12/25	1-Day SOFR, 0.05%	Quarterly	1.75%	Semi-Annual	Deutsche Bank AG	01/10/23	1.75	USD	16,245	(93,145)
2-Year Interest Rate Swap, 01/14/25	1-Day SOFR, 0.05%	Quarterly	1.75%	Semi-Annual	Barclays Bank PLC	01/12/23	1.75	USD	16,245	(93,490)
10-Year Interest Rate Swap, 03/03/33	3-Month LIBOR, 0.31%	Quarterly	2.01%	Semi-Annual	Bank of America N.A.	03/01/23	2.01	USD	3,130	(95,471)
10-Year Interest Rate Swap, 05/17/33	6-Month EURIBOR, (0.51%)	Semi-Annual	0.70%	Annual	Barclays Bank PLC	05/15/23	0.70	EUR	3,735	(106,784)

										(4,850,023)

										$(5,523,130)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.37.V1	5.00%	Quarterly	12/20/26	USD	7,170	$(537,616)	$(606,735)	$69,119
CDX.NA.IG.37.V1	1.00	Quarterly	12/20/26	USD	34,240	(683,400)	(756,320)	72,920

						$(1,221,016)	$(1,363,055)	$142,039

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
3-Month LIBOR, 0.31%	Quarterly	0.50%	Semi-Annual	N/A	12/08/23	USD	11,710	$(159,437)	$48	$(159,485)
3-Month LIBOR, 0.31%	Quarterly	0.34%	Semi-Annual	N/A	12/13/23	USD	6,220	(105,624)	26	(105,650)
3-Month LIBOR, 0.31%	Quarterly	0.45%	Semi-Annual	N/A	12/14/23	USD	11,609	(172,797)	48	(172,845)
3-Month LIBOR, 0.31%	Quarterly	1.00%	Semi-Annual	04/05/22(a)	12/31/23	USD	21,510	(146,032)	(892)	(145,140)
3-Month LIBOR, 0.31%	Quarterly	0.51%	Semi-Annual	N/A	01/12/24	USD	31,490	(475,498)	136	(475,634)
3-Month LIBOR, 0.31%	Quarterly	0.50%	Semi-Annual	N/A	01/21/24	USD	8,010	(126,073)	35	(126,108)
1.06%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	02/28/22(a)	02/29/24	USD	1,560	9,903	7	9,896
1.11%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	03/10/22(a)	03/10/24	USD	5,450	32,597	24	32,573
0.56%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	03/24/22(a)	03/24/24	USD	1,630	28,343	7	28,336
0.61%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	03/28/22(a)	03/28/24	USD	8,940	148,674	39	148,635
0.64%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	03/29/22(a)	03/29/24	USD	7,550	120,921	33	120,888
0.62%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	03/31/22(a)	03/31/24	USD	4,310	70,501	19	70,482
0.63%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	03/31/22(a)	03/31/24	USD	3,680	59,671	16	59,655

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
1.10%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/04/22(a)	04/04/24	USD	1,260	$9,174	$6	$9,168
0.99%	Annual	1-Day SOFR, 0.05%	Annual	04/07/22(a)	04/07/24	USD	5,030	30,978	22	30,956
0.99%	Annual	1-Day SOFR, 0.05%	Annual	04/07/22(a)	04/07/24	USD	5,030	31,179	22	31,157
0.64%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/08/22(a)	04/08/24	USD	12,520	206,222	56	206,166
0.65%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/11/22(a)	04/11/24	USD	6,830	111,863	30	111,833
0.66%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/12/22(a)	04/12/24	USD	10,920	178,032	49	177,983
0.69%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/12/22(a)	04/12/24	USD	6,870	107,685	31	107,654
1.08%	Annual	1-Day SOFR, 0.05%	Annual	04/13/22(a)	04/13/24	USD	10,000	45,988	44	45,944
0.74%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/14/22(a)	04/14/24	USD	7,570	112,470	34	112,436
0.79%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/14/22(a)	04/14/24	USD	6,850	94,745	31	94,714
0.80%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/14/22(a)	04/14/24	USD	6,850	93,568	31	93,537
0.78%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/19/22(a)	04/19/24	USD	10,140	144,679	45	144,634
0.83%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/20/22(a)	04/20/24	USD	6,790	90,173	30	90,143
0.93%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/25/22(a)	04/25/24	USD	6,850	79,175	31	79,144
0.93%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/25/22(a)	04/25/24	USD	10,280	118,415	46	118,369
0.98%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/26/22(a)	04/26/24	USD	3,435	35,996	15	35,981
0.98%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/26/22(a)	04/26/24	USD	2,905	30,871	13	30,858
1.00%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/26/22(a)	04/26/24	USD	3,435	35,167	15	35,152
1.01%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	05/03/22(a)	05/03/24	USD	10,255	105,860	46	105,814
1.01%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	05/03/22(a)	05/03/24	USD	10,255	104,952	46	104,906
1.05%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	05/12/22(a)	05/12/24	USD	6,810	66,304	30	66,274
1.06%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	05/12/22(a)	05/12/24	USD	3,400	32,748	15	32,733
1.07%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	05/12/22(a)	05/12/24	USD	3,400	31,709	15	31,694
1.11%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	05/16/22(a)	05/16/24	USD	7,480	65,261	33	65,228
1.22%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	06/07/22(a)	06/07/24	USD	3,360	24,200	15	24,185
1.25%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	06/07/22(a)	06/07/24	USD	3,360	22,318	15	22,303
1.01%	Annual	1-Day SOFR, 0.05%	Annual	06/09/22(a)	06/09/24	USD	3,350	25,745	15	25,730
1.28%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	06/17/22(a)	06/17/24	USD	2,510	16,163	11	16,152
0.73%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	06/21/22(a)	06/21/24	USD	5,760	99,699	26	99,673
1.30%	Annual	1-Day SOFR, 0.05%	Annual	07/18/22(a)	07/18/24	USD	2,510	7,499	11	7,488
1.31%	Annual	1-Day SOFR, 0.05%	Annual	07/18/22(a)	07/18/24	USD	2,510	6,951	11	6,940
1.37%	Annual	1-Day SOFR, 0.05%	Annual	07/20/22(a)	07/20/24	USD	2,500	3,857	11	3,846
1.30%	Annual	1-Day SOFR, 0.05%	Annual	07/28/22(a)	07/28/24	USD	2,505	7,773	11	7,762
1.45%	Annual	1-Day SOFR, 0.05%	Annual	07/28/22(a)	07/28/24	USD	2,505	731	11	720
1.47%	Annual	1-Day SOFR, 0.05%	Annual	07/28/22(a)	07/28/24	USD	2,480	(237)	11	(248)
1.47%	Annual	1-Day SOFR, 0.05%	Annual	07/29/22(a)	07/29/24	USD	2,510	(469)	11	(480)
1.48%	Annual	1-Day SOFR, 0.05%	Annual	07/29/22(a)	07/29/24	USD	2,510	(868)	11	(879)
0.74%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	08/12/22(a)	08/12/24	USD	9,030	166,670	40	166,630
0.78%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	08/15/22(a)	08/15/24	USD	4,695	83,414	21	83,393
3-Month LIBOR, 0.31%	Quarterly	0.45%	Semi-Annual	N/A	11/12/25	USD	7,620	(320,043)	90	(320,133)
3-Month LIBOR, 0.31%	Quarterly	0.48%	Semi-Annual	N/A	01/21/26	USD	3,970	(175,212)	29	(175,241)
1.46%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/05/22(a)	05/31/26	USD	8,600	88,597	(438)	89,035
3-Month LIBOR, 0.31%	Quarterly	0.93%	Semi-Annual	N/A	09/17/26	USD	7,360	(220,762)	62	(220,824)
1.33%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A	11/23/26	USD	820	11,690	7	11,683
1.02%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/02/26	USD	2,600	48,075	23	48,052
1.06%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/03/26	USD	1,610	26,690	14	26,676
1.08%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/03/26	USD	280	4,382	3	4,379
1.08%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/03/26	USD	1,290	19,936	12	19,924
1.04%	Annual	1-Day SOFR, 0.05%	Annual	N/A	12/06/26	USD	1,620	28,797	15	28,782
1.21%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/05/27	USD	970	10,229	9	10,220
1-Day SOFR, 0.05%	Annual	1.22%	Annual	N/A	01/07/27	USD	980	(10,134)	9	(10,143)
1-Day SOFR, 0.05%	Annual	1.33%	Annual	N/A	01/10/27	USD	1,960	(10,165)	18	(10,183)
1-Day SOFR, 0.05%	Annual	1.33%	Annual	N/A	01/10/27	USD	980	(4,987)	9	(4,996)
1-Day SOFR, 0.05%	Annual	1.34%	Annual	N/A	01/10/27	USD	980	(4,365)	9	(4,374)
1-Day SOFR, 0.05%	Annual	1.37%	Annual	N/A	01/11/27	USD	1,950	(6,565)	18	(6,583)
1-Day SOFR, 0.05%	Annual	1.39%	Annual	N/A	01/12/27	USD	980	(2,075)	9	(2,084)
1-Day SOFR, 0.05%	Annual	1.33%	Annual	N/A	01/14/27	USD	975	(5,030)	9	(5,039)
1.33%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/14/27	USD	13,380	69,682	122	69,560
3-Month LIBOR, 0.31%	Quarterly	1.43%	Semi-Annual	N/A	01/20/27	USD	1,850	(22,719)	17	(22,736)
3-Month LIBOR, 0.31%	Quarterly	1.45%	Semi-Annual	N/A	01/20/27	USD	2,550	(29,470)	23	(29,493)
1-Day SOFR, 0.05%	Annual	1.46%	Annual	N/A	01/20/27	USD	970	913	9	904

S C H E D U L E O F I N V E S T M E N T S	38

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective	Termination	Notional			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	Amount (000)		Value	(Received)	(Depreciation)
1.34%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A	01/21/27	USD	3,820	$64,631	$35	$64,596
3-Month LIBOR, 0.31%	Quarterly	1.56%	Semi-Annual	02/25/22(a)	02/25/27	USD	190	(1,513)	2	(1,515)
1-Day SOFR, 0.05%	Annual	1.45%	Annual	04/13/22(a)	04/13/27	USD	5,150	(16,500)	47	(16,547)
3-Month LIBOR, 0.31%	Quarterly	1.63%	Semi-Annual	05/26/22(a)	05/26/27	USD	5,570	(45,180)	52	(45,232)
3-Month LIBOR, 0.31%	Quarterly	1.63%	Semi-Annual	05/26/22(a)	05/26/27	USD	1,393	(11,562)	13	(11,575)
1-Day SOFR, 0.05%	Annual	1.25%	Annual	07/05/22(a)	07/05/27	USD	1,030	(16,257)	10	(16,267)
3-Month LIBOR, 0.31%	Quarterly	1.35%	Semi-Annual	07/08/22(a)	07/08/27	USD	5,220	(120,722)	48	(120,770)
3-Month LIBOR, 0.31%	Quarterly	1.19%	Semi-Annual	07/19/22(a)	07/19/27	USD	2,170	(67,518)	20	(67,538)
3-Month LIBOR, 0.31%	Quarterly	1.58%	Semi-Annual	07/27/22(a)	07/27/27	USD	630	(8,067)	6	(8,073)
1-Day SOFR, 0.05%	Annual	1.30%	Annual	07/28/22(a)	07/28/27	USD	1,210	(16,541)	11	(16,552)
3-Month LIBOR, 0.31%	Quarterly	1.48%	Semi-Annual	08/01/22(a)	08/01/27	USD	4,205	(73,958)	39	(73,997)
3-Month LIBOR, 0.31%	Quarterly	1.49%	Semi-Annual	08/01/22(a)	08/01/27	USD	4,205	(71,845)	39	(71,884)
1.24%	Annual	1-Day SOFR, 0.05%	Annual	11/15/22(a)	11/15/27	USD	1,740	32,599	16	32,583
3-Month LIBOR, 0.31%	Quarterly	1.68%	Semi-Annual	11/21/22(a)	11/21/27	USD	1,770	(19,432)	16	(19,448)
1.27%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A	02/15/28	USD	3,650	81,977	43	81,934
1-Day SOFR, 0.05%	Annual	1.20%	Annual	03/31/22(a)	11/15/28	USD	1,340	(30,970)	17	(30,987)
1-Day SOFR, 0.05%	Annual	1.21%	Annual	03/31/22(a)	11/15/28	USD	2,930	(65,184)	38	(65,222)
1.36%	Annual	1-Day SOFR, 0.05%	Annual	03/31/22(a)	11/15/28	USD	12,590	163,607	(11,770)	175,377
1-Day SOFR, 0.05%	Annual	1.25%	Annual	03/31/22(a)	08/15/31	USD	1,010	(32,088)	16	(32,104)
1.29%	Annual	1-Day SOFR, 0.05%	Annual	03/31/22(a)	08/15/31	USD	580	16,773	9	16,764
1-Day SOFR, 0.05%	Annual	1.46%	Annual	03/31/22(a)	08/15/31	USD	4,450	(60,856)	12,216	(73,072)
1.52%	Annual	1-Day SOFR, 0.05%	Annual	03/31/22(a)	08/15/31	USD	2,270	19,103	37	19,066
1-Day SOFR, 0.05%	Annual	1.58%	Annual	03/31/22(a)	08/15/31	USD	3,410	(12,160)	55	(12,215)
1.43%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/21/31	USD	2,120	74,853	33	74,820
1.39%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/22/31	USD	2,120	82,418	33	82,385
1.52%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A	09/24/31	USD	4,590	123,433	71	123,362
3-Month LIBOR, 0.31%	Quarterly	1.55%	Semi-Annual	N/A	10/08/31	USD	28,600	(725,034)	451	(725,485)
1.78%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A	10/18/31	USD	2,440	11,004	39	10,965
1.46%	Annual	1-Day SOFR, 0.05%	Annual	N/A	11/19/31	USD	900	8,810	14	8,796
1.43%	Annual	1-Day SOFR, 0.05%	Annual	N/A	11/22/31	USD	540	6,604	9	6,595
1.48%	Annual	1-Day SOFR, 0.05%	Annual	N/A	11/26/31	USD	1,960	14,718	31	14,687
1-Day SOFR, 0.05%	Annual	1.19%	Annual	N/A	12/07/31	USD	455	(16,349)	7	(16,356)
1-Day SOFR, 0.05%	Annual	1.24%	Annual	N/A	12/07/31	USD	1,380	(42,857)	22	(42,879)
1.46%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/06/32	USD	1,040	11,690	17	11,673
1.55%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/10/32	USD	550	1,920	9	1,911
1.55%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/10/32	USD	1,050	3,370	17	3,353
1.55%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/10/32	USD	525	1,635	8	1,627
1.57%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/10/32	USD	525	628	8	620
1.55%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/11/32	USD	220	798	4	794
1.60%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/11/32	USD	525	(603)	8	(611)
1.61%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/11/32	USD	1,040	(1,876)	17	(1,893)
1.60%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/12/32	USD	520	(454)	8	(462)
1.61%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/12/32	USD	470	(805)	8	(813)
1.60%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/19/32	USD	520	(445)	8	(453)
1.64%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/20/32	USD	520	(2,393)	8	(2,401)
1.65%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/20/32	USD	470	(2,675)	8	(2,683)
1.69%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/20/32	USD	520	(4,558)	8	(4,566)
1.70%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/21/32	USD	520	(5,189)	8	(5,197)
1-Day SOFR, 0.05%	Annual	1.61%	Annual	N/A	01/25/32	USD	525	959	8	951
1-Day SOFR, 0.05%	Annual	1.61%	Annual	N/A	01/25/32	USD	525	542	8	534
1.31%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/26/32	USD	32	853	1	852
1-Day SOFR, 0.05%	Annual	1.53%	Annual	N/A	01/26/32	USD	520	(3,011)	8	(3,019)
1-Day SOFR, 0.05%	Annual	1.54%	Annual	N/A	01/26/32	USD	520	(2,452)	8	(2,460)
1.56%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/26/32	USD	730	2,213	12	2,201
1-Day SOFR, 0.05%	Annual	1.61%	Annual	N/A	01/28/32	USD	300	282	5	277
1.63%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/28/32	USD	520	(1,461)	8	(1,469)
1.65%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/28/32	USD	520	(2,604)	8	(2,612)
1.66%	Annual	1-Day SOFR, 0.05%	Annual	N/A	01/28/32	USD	515	(3,205)	8	(3,213)
3-Month LIBOR, 0.31%	Quarterly	1.25%	Semi-Annual	01/31/22(a)	01/31/32	USD	2,092	(124,057)	34	(124,091)
3-Month LIBOR, 0.31%	Quarterly	1.50%	Semi-Annual	01/31/22(a)	01/31/32	USD	2,280	(81,880)	37	(81,917)
1-Day SOFR, 0.05%	Annual	1.62%	Annual	02/02/22(a)	02/02/32	USD	690	1,580	11	1,569

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Trust		Received by the Trust		Effective		Termination		Notional		Upfront Premium Paid		Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date		Date	Amount (000)		Value	(Received	)	(Depreciation )
1.61%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	03/28/22	(a)	03/28/32	USD	10,600	$304,024	$170		$303,854
1.66%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	04/25/22	(a)	04/25/32	USD	10,290	264,323	167		264,156
0.83%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	08/15/22	(a)	08/15/32	USD	5,790	610,791	35,013		575,778
0.44%	Annual	6-Month EURIBOR, (0.51%)	Semi-Annual	05/16/23	(a)	05/16/33	EUR	1,050	20,538	23		20,515
3-Month LIBOR, 0.31%	Quarterly	1.67%	Semi-Annual	08/06/24	(a)	08/06/34	USD	1,900	(69,054)	30		(69,084)
1.73%	Semi-Annual	3-Month LIBOR, 0.31%	Quarterly	N/A		10/08/36	USD	32,800	867,533	645		866,888
1-Day SOFR, 0.05%	Annual	1.80%	Annual	01/15/27	(a)	01/15/37	USD	840	(1,430)	14		(1,444)
1.84%	Annual	1-Day SOFR, 0.05%	Annual	01/15/32	(a)	01/15/42	USD	240	274	253		21
3-Month LIBOR, 0.31%	Quarterly	0.99%	Semi-Annual	N/A		08/21/50	USD	175	(38,024)	4		(38,028)
3-Month LIBOR, 0.31%	Quarterly	1.00%	Semi-Annual	N/A		08/21/50	USD	175	(37,601)	4		(37,605)
3-Month LIBOR, 0.31%	Quarterly	1.84%	Semi-Annual	N/A		10/08/51	USD	11,500	(281,551)	358		(281,909)
3-Month LIBOR, 0.31%	Quarterly	1.93%	Semi-Annual	N/A		10/22/51	USD	2,840	(7,139)	89		(7,228)
3-Month LIBOR, 0.31%	Quarterly	1.92%	Semi-Annual	N/A		10/27/51	USD	1,420	(7,687)	44		(7,731)
1-Day SOFR, 0.05%	Annual	1.39%	Annual	N/A		12/15/51	USD	210	(13,872)	7		(13,879)
1-Day SOFR, 0.05%	Annual	1.62%	Annual	N/A		01/06/52	USD	200	(2,241)	155		(2,396)
1.65%	Annual	1-Day SOFR, 0.05%	Annual	N/A		01/14/52	USD	290	1,002	9		993
1.67%	Annual	1-Day SOFR, 0.05%	Annual	01/15/25	(a)	01/15/55	USD	150	657	5		652
1.69%	Annual	1-Day SOFR, 0.05%	Annual	01/15/27	(a)	01/15/57	USD	100	(462)	3		(465)

									$1,854,093	$39,609		$1,814,484

(a)	Forward Swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.7.BBB-	3.00%	Monthly	Deutsche Bank AG	01/17/47	USD	25,000	$4,830,522	$1,715,759	$3,114,763

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Adler Real Estate AG	5.00%	Quarterly	Morgan Stanley & Co. International PLC 12/20/25		N/R	EUR	20	$(1,297)	$2,699	$(3,996)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	20	2,379	2,087	292
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R	EUR	10	(626)	913	(1,539)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/26	N/R	EUR	10	(627)	1,025	(1,652)
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/26	BB-	EUR	10	916	456	460
Trust Fibra Uno	1.00	Quarterly	Citibank N.A.	06/20/26	N/R	USD	190	(13,083)	(18,644)	5,561
Trust Fibrauno	1.00	Quarterly	Citibank N.A.	06/20/26	N/R	USD	676	(46,551)	(66,207)	19,656
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/26	BB-	EUR	10	(606)	239	(845)
CMBX.NA.7.BBB-	3.00	Monthly	Barclays Bank PLC	01/17/47	C-	USD	10,000	(1,932,209)	(481,259)	(1,450,950)
CMBX.NA.7.BBB-	3.00	Monthly	Barclays Bank PLC	01/17/47	C-	USD	5,000	(966,105)	(240,352)	(725,753)
CMBX.NA.7.BBB-	3.00	Monthly	Barclays Bank PLC	01/17/47	C-	USD	10,000	(1,932,209)	(238,093)	(1,694,116)
			Morgan Stanley & Co.
CMBX.NA.9.BBB-	3.00	Monthly	International PLC	09/17/58	N/R	USD	2,500	(268,613)	(527,246)	258,633
			Morgan Stanley & Co.
CMBX.NA.9.BBB-	3.00	Monthly	International PLC	09/17/58	N/R	USD	5,000	(537,225)	(521,579)	(15,646)
			Morgan Stanley & Co.
CMBX.NA.9.BBB-	3.00	Monthly	International PLC	09/17/58	N/R	USD	972	(104,436)	(106,442)	2,006

								$(5,800,292)	$(2,192,403)	$(3,607,889)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

S C H E D U L E O F I N V E S T M E N T S	40

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$74,039,233	$2,645,695	$76,684,928
Common Stocks	4,638,704	—	—	4,638,704
Corporate Bonds
Aerospace & Defense	—	17,035,486	—	17,035,486
Airlines	—	12,329,092	—	12,329,092
Auto Components	—	6,797,215	—	6,797,215
Automobiles	—	12,419,726	—	12,419,726
Banks	—	9,363,874	—	9,363,874
Beverages	—	10,588,356	—	10,588,356
Biotechnology	—	947,436	—	947,436
Building Materials	—	4,761,965	—	4,761,965
Building Products	—	4,639,348	—	4,639,348
Capital Markets	—	5,470,717	—	5,470,717
Chemicals	—	12,579,871	—	12,579,871
Commercial Services & Supplies	—	5,449,238	—	5,449,238
Communications Equipment	—	4,048,406	—	4,048,406
Construction Materials	—	1,867,535	—	1,867,535
Consumer Discretionary	—	9,873,872	—	9,873,872
Consumer Finance	—	9,088,619	—	9,088,619
Containers & Packaging	—	1,926,568	—	1,926,568
Diversified Consumer Services	—	9,458,399	—	9,458,399
Diversified Financial Services	—	12,107,571	—	12,107,571
Diversified Telecommunication Services	—	20,357,997	—	20,357,997
Education	—	252,949	—	252,949
Electric Utilities	—	7,085,568	—	7,085,568
Electrical Equipment	—	676,156	—	676,156
Electronic Equipment, Instruments & Components	—	3,702,064	—	3,702,064
Energy Equipment & Services	—	2,880,349	—	2,880,349
Environmental, Maintenance & Security Service	—	3,843,849	—	3,843,849
Equity Real Estate Investment Trusts (REITs)	—	8,556,641	—	8,556,641
Food & Staples Retailing	—	11,195,339	—	11,195,339
Food Products	—	3,197,858	—	3,197,858
Gas Utilities	—	167,450	—	167,450
Health Care Equipment & Supplies	—	3,014,175	—	3,014,175

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Health Care Providers & Services	$—	$27,708,362	$—	$27,708,362
Health Care Services	—	218,447	—	218,447
Health Care Technology	—	4,879,696	—	4,879,696
Hotels, Restaurants & Leisure	—	22,316,321	—	22,316,321
Household Durables	—	4,540,660	—	4,540,660
Independent Power and Renewable Electricity Producers	—	7,307,169	—	7,307,169
Industrial Conglomerates	—	243,800	—	243,800
Insurance	—	12,486,398	—	12,486,398
Interactive Media & Services	—	1,930,458	—	1,930,458
Internet & Direct Marketing Retail	—	133,481	—	133,481
Internet Software & Services	—	7,719,503	—	7,719,503
IT Services	—	6,194,652	—	6,194,652
Leisure Products	—	1,248,016	—	1,248,016
Machinery	—	5,260,205	—	5,260,205
Media	—	57,619,226	—	57,619,226
Metals & Mining	—	13,943,781	—	13,943,781
Multiline Retail	—	1,160,649	—	1,160,649
Offshore Drilling & Other Services	—	101,520	—	101,520
Oil, Gas & Consumable Fuels	205,297	74,689,967	1,493,699	76,388,963
Personal Products	—	411,881	—	411,881
Pharmaceuticals	—	13,170,607	—	13,170,607
Real Estate Management & Development	—	11,821,112	—	11,821,112
Road & Rail	—	3,453,762	—	3,453,762
Semiconductors & Semiconductor Equipment	—	4,155,141	—	4,155,141
Software	—	10,138,461	—	10,138,461
Specialty Retail	—	4,363,427	—	4,363,427
Technology Hardware, Storage & Peripherals	—	439,142	—	439,142
Textiles, Apparel & Luxury Goods	—	853,268	—	853,268
Thrifts & Mortgage Finance	—	1,244,083	—	1,244,083
Tobacco	—	2,514,805	—	2,514,805
Transportation	—	113,879	—	113,879
Transportation Infrastructure	—	2,948,447	—	2,948,447
Utilities	—	11,358,379	—	11,358,379
Wireless Telecommunication Services	—	15,581,182	—	15,581,182
Floating Rate Loan Interests	—	59,883,712	1,585,666	61,469,378
Foreign Agency Obligations	—	22,721,696	—	22,721,696
Municipal Bonds	—	1,124,775	—	1,124,775
Non-Agency Mortgage-Backed Securities	—	71,625,337	—	71,625,337
Preferred Securities
Capital Trusts	—	43,938,027	—	43,938,027
Preferred Stocks	14,710,419	—	—	14,710,419
U.S. Government Sponsored Agency Securities	—	202,148,143	—	202,148,143
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	13,545,252	—	—	13,545,252
Options Purchased
Interest Rate Contracts	6,813	2,421,008	—	2,427,821
Unfunded Floating Rate Loan Interests	—	224	—	224
Liabilities
Investments
TBA Sale Commitments	—	(65,126,570)	—	(65,126,570)

	$33,106,485	$960,729,161	$5,725,060	$999,560,706

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$3,543,410	$—	$3,543,410
Foreign Currency Exchange Contracts.	—	132,875	—	132,875
Interest Rate Contracts	4,950,029	5,978,129	—	10,928,158
Liabilities
Credit Contracts	—	(3,894,497)	—	(3,894,497)

S C H E D U L E O F I N V E S T M E N T S	42

Schedule of Investments (unaudited) (continued) January 31, 2022	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities (continued)
Foreign Currency Exchange Contracts.	$—	$(162,896)	$—	$(162,896)
Interest Rate Contracts	—	(9,686,775)	—	(9,686,775)

	$4,950,029	$(4,089,754)	$—	$860,275

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $367,242,201 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar
Portfolio Abbreviation

CAB	Capital Appreciation Bonds

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

DAC	Designated Activity Company

DIP	Debtor-In-Possession

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

PJSC	Public Joint Stock Company

RB	Revenue Bond

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

TBA	To-Be-Announced